UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, DC 20036
(Name and address of agent for service)

1-800-688-LKCM
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Vote Summary Report
Jul 01, 2003 - Sep 30, 2003

LKCM SMALL CAP EQUITY - 899

Mtg	Company/		Mgmt	Vote	Record	Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Voted

07/29/03 - A	Airgas, Inc. *ARG*		009363102		06/19/03	100,000
	1	Elect Directors	For	For
	2	Approve Employee Stock Purchase Plan	For	For
	3	Approve Executive Incentive Bonus Plan	For	For
	4	Ratify Auditors	For	For

08/07/03 - A	Arctic Cat, Inc. *ACAT*		039670104		06/13/03	100,000
	1	Elect Directors	For	Split
	1.1	Elect Director William G. Ness --- Withhold
We recommend that shareholders vote FOR Gregg A. Ostrander, but WITHHOLD votes from William G. Ness for standing as an insider on the Nominating Committee.
	1.2	Elect Director Gregg A. Ostrander --- For

08/07/03 - S	Veridian Corp		92342R203		07/03/03	112,000
	1	Approve Merger Agreement	For	For

08/08/03 - A	Zoran Corp. *ZRAN*		98975F101		06/30/03	115,000
	1	Approve Merger Agreement	For	For
	2	Elect Directors	For	For
	3	Increase Authorized Common Stock	For	For
	4	Amend Employee Stock Purchase Plan	For	For
	5	Ratify Auditors	For	For

09/08/03 - A	Patterson Dental Co. *PDCO*		703412106		07/14/03	40,000
	1	Elect Directors	For	For
	2	Ratify Auditors	For	For

09/18/03 - A	Activision, Inc. *ATVI*		004930202		07/28/03	187,500
	1	Elect Directors	For	For
	2	Increase Authorized Preferred and Common Stock	For	Against

While the authorized common share increase is within the allowable threshold for this company, the blank check preferred stock increase lacks a specific reason. Therefore, we believe that the proposal does not warrant shareholder approval.

	3	Approve Omnibus Stock Plan	For	Against
Vote Recommendation The total cost of the company's plans of 25.83 percent is above the allowable cap for this company of 12.92 percent.
	4	Ratify Auditors	For	For

09/25/03 - A	American Financial Realty Trust *AFR*		02607P305		08/08/03	170,000
	1	Declassify the Board of Directors	For	For
	2.a.1	Elect Trustee Glenn Blumenthal	For	For
	2.a.2	Elect Trustee John M. Eggemeyer III	For	For
	2.a.3	Elect Trustee Raymond Garea	For	For
	2.a.4	Elect Trustee Michael J. Hagan	For	For
	2.a.5	Elect Trustee John P. Hollihan III	For	For
	2.a.6	Elect Trustee William M. Kahane	For	For
	2.a.7	Elect Trustee Richard A. Kraemer	For	For
	2.a.8	Elect Trustee Lewis S. Ranieri	For	For
	2.a.9	Elect Trustee Nicholas S. Schorsch	For	For
	2.a.0	Elect Trustee J. Rock Tonkel	For	For
	2.b.1	Elect Trustee Glenn Blumenthal	For	For
	2.b.2	Elect Trustee Raymond Garea	For	For
	2.b.3	Elect Trustee William M. Kahane	For	For
	3	Amend Omnibus Stock Plan	For	For

09/30/03 - A	Cyberonics, Inc. *CYBX*		23251P102		08/15/03	90,000
	1	Elect Directors	For	For
	2	Ratify Auditors	For	For

Vote Summary Report
Oct 01, 2003 - Dec 31, 2003

LKCM SMALL CAP EQUITY - 899

Mtg	Company/		Mgmt	Vote	Record	Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Voted

10/24/03 - A	Harris Corp. *HRS*		413875105		08/29/03	80,000
	1	Elect Directors	For	For
	2	Ratify Auditors	For	For

10/27/03 - A	Carpenter Technology Corp. *CRS*		144285103		08/29/03	140,000
	1	Elect Directors	For	For
	2	Ratify Auditors	For	For

11/20/03 - S	Evergreen Resources, Inc. *EVG*		299900308		09/26/03	120,000
	1	Increase Authorized Common Stock	For	For

12/03/03 - A	United Natural Foods, Inc. *UNFI*		911163103		10/09/03	105,000
	1	Elect Directors	For	For
	2	Ratify Auditors	For	For

12/04/03 - A	The Hain Celestial Group, Inc. *HAIN*		405217100		10/31/03	159,000
	1	Elect Directors	For	Split
	1.1	Elect Director Irwin D. Simon --- For
	1.2	Elect Director Beth L. Bronner --- For
	1.3	Elect Director Jack Futterman --- Withhold
	1.4	Elect Director Daniel R. Glickman --- For
	1.5	Elect Director James S. Gold --- Withhold
	1.6	Elect Director Marina Hahn --- Withhold
	1.7	Elect Director Neil Harrison --- For
	1.8	Elect Director Andrew R. Heyer --- For
	1.9	Elect Director Joseph Jimenez --- Withhold
	1.10	Elect Director Roger Meltzer --- Withhold
	1.11	Elect Director Larry S. Zilavy --- Withhold
	2	Amend Omnibus Stock Plan	For	Against

Please see the section below entitled 'Multiple Plan Notes' for a further discussion of this and other plans. Vote Recommendation The total cost of the company's plans of 16.53 percent is above the allowable cap for this company of 11.20 percent. Additionally, the plan allows repricing of underwater stock options without shareholder approval, which we believe reduces the incentive value of the plan.

	3	Amend Non-Employee Director Stock Option Plan	For	Against

Multiple Plan Notes: The combined shareholder value transfer for all plans considered is 16.86 percent. The aggregate value of all the proposals exceeds the company's allowable shareholder value transfer cap of 11.20 percent. ISS supports only those plans that provide, in aggregate, the greatest shareholder value transfer without exceeding the allowable cap and that do not violate repricing guidelines. Vote Recommendation The total cost of the company's plans of 13.43 percent is above the allowable cap for this company of 11.20 percent.

	4	Ratify Auditors	For	Against

12/05/03 - A	InterTAN, Inc. *ITN*		461120107		10/07/03	279,700
	1	Elect Directors	For	For

12/09/03 - S	Boise Cascade Corp. *BCC*		097383103		11/03/03	100,000
	1	Approve Merger Agreement	For	For
	2	Approve Omnibus Stock Plan	For	Against

Vote Recommendation We commend the company for expressly forbidding the repricing of stock options under the plan. However, the total cost of the company's plans of 12.94 percent is above the allowable cap for this company of 9.76 percent.

12/16/03 - A	Blue Rhino Corp. *RINO*		095811105		11/07/03	40,500
	1	Elect Directors	For	For
	2	Amend Stock Option Plan	For	Against

Please see the section below entitled 'Multiple Plan Notes' for a further discussion of this and other plans. Vote Recommendation The total cost of the company's plans of 26.48 percent is above the allowable cap for this company of 15.16 percent.

	3	Amend Non-Employee Director Stock Option Plan	For	Against

Vote Recommendation The total cost of the company's plans of 24.51 percent is above the allowable cap for this company of 15.16 percent. Multiple Plan Notes: The combined shareholder value transfer for all plans considered is 27.8 percent. The aggregate value of all the proposals exceeds the company's allowable shareholder value transfer cap of 15.16 percent. However, ISS supports those plans that provide, in aggregate, the greatest shareholder value transfer without exceeding the allowable cap and that do not violate repricing guidelines.

	4	Ratify Auditors	For	For

12/18/03 - S	Allied Waste Industries, Inc. *AW*		019589308		11/03/03	299,272
	1	Approve Conversion of Securities	For	For

12/29/03 - S	Activision, Inc. *ATVI*		004930202		12/01/03	187,500
	1	Increase Authorized Common Stock	For	For

Vote Summary Report
Jan 01, 2004 - Mar 31, 2004

LKCM SMALL CAP EQUITY - 899

Mtg	Company/		Mgmt	Vote	Record	Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Voted

01/21/04 - A	Lindsay Manufacturing Co. *LNN*		535555106		12/12/03	225,000
	1	Elect Directors	For	Split
	1.1	Elect Director Howard G. Buffett --- Withhold
We recommend a vote FOR the directors with the exception of independent outsider Howard G. Buffett. We recommend that shareholders WITHHOLD votes from Howard G. Buffett for poor attendance.
	1.2	Elect Director William F. Welsh II --- For
	1.3	Elect Director Michael C. Nahl --- For
	2	Ratify Auditors	For	For

01/27/04 - A	Apogent Technologies Inc. *AOT*		03760A101		12/01/03	120,000
	1	Elect Directors	For	For

02/02/04 - A	Multimedia Games, Inc. *MGAM*		625453105		12/18/03	45,000
	1	Elect Directors	For	Split
	1.1	Elect Director Thomas W. Sarnoff --- For
	1.2	Elect Director Clifton E. Lind --- Withhold
	1.3	Elect Director Gordon T. Graves --- Withhold
	1.4	Elect Director Robert D. Repass --- For
	1.5	Elect Director Martin A. Keane --- Withhold
	1.6	Elect Director John M. Winkelman --- For
	2	Increase Authorized Common Stock	For	For
	3	Approve Non-Employee Director Stock Option Plan	For	For
	4	Ratify Auditors	For	For

02/06/04 - A	Sybron Dental Specialties, Inc. *SYD*		871142105		12/17/03	150,000
	1	Elect Directors	For	For

02/12/04 - A	Reynolds & Reynolds Co. (The) *REY*		761695105		12/17/03	110,000
	1	Elect Directors	For	For
	2	Approve Omnibus Stock Plan	For	For
	3	Approve Omnibus Stock Plan	For	For
	4	Ratify Auditors	For	For

Vote Summary Report
Apr 01, 2004 - Jun 30, 2004

LKCM SMALL CAP EQUITY - 899

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

04/15/04 - A	Boise Cascade Corp. *BCC*		097383103		02/23/04		100,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Separate Chairman and CEO Positions	Against	Against			ShrHoldr

04/15/04 - A	City Bank *CTBK*		17770A109		03/01/04		44,255
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director James P. Carroll --- Withhold
We recommend a vote FOR the directors with the exception of James Carroll and R. Scott Hutchison for failing to establish a majority independent board.
	1.2	Elect Director Martin Heimbigner --- For
	1.3	Elect Director R. Scott Hutchison --- Withhold
	2	Ratify Auditors	For	For			Mgmt

04/15/04 - A	Tractor Supply Co. *TSCO*		892356106		03/02/04		160,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director James F. Wright --- For
	1.2	Elect Director Gerard E. Jones --- Withhold
	1.3	Elect Director Edna K. Morris --- For
	2	Ratify Auditors	For	Against			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt

04/19/04 - A	Texas Regional Bankshares, Inc. *TRBS*		882673106		03/12/04		140,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Morris Atlas --- For
	1.2	Elect Director Frank N. Boggus --- Withhold
	1.3	Elect Director Robert G. Farris --- For
	1.4	Elect Director C. Kenneth Landrum, M.D --- For
	1.5	Elect Director David L. Lane --- For
	1.6	Elect Director Jack H. Mayfield, Jr. --- For
	1.7	Elect Director Joe Penland, Sr. --- For
	1.8	Elect Director Joseph E. Reid --- For
	1.9	Elect Director G.E. Roney --- For
	1.10	Elect Director Julie G. Uhlhorn --- For
	1.11	Elect Director Walter Umphrey --- For
	1.12	Elect Director Mario Max Yzaguirre --- For
	2	Approve Stock Option Plan	For	For			Mgmt
	3	Approve Stock Option Plan	For	For			Mgmt
	4	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	5	Ratify Auditors	For	For			Mgmt

04/21/04 - A	Hibernia Corp. *HIB*		428656102		02/25/04		125,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

04/21/04 - A	Kopin Corp. *KOPN*		500600101		03/10/04		280,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director John C.C. Fan --- For
	1.2	Elect Director David E. Brook --- Withhold
	1.3	Elect Director Andrew H. Chapman --- For
	1.4	Elect Director Morton Collins --- For
	1.5	Elect Director Chi Chia Hsieh --- For
	1.6	Elect Director Michael A. Wall --- Withhold
	1.7	Elect Director Michael J. Landine --- For
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

04/22/04 - A	J. B. Hunt Transport Services, Inc. *JBHT*		445658107		02/27/04		106,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

04/27/04 - A	Brooks Automation, Inc. *BRKS*		114340102		03/05/04		125,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Stock Option Plan	For	For			Mgmt
	3	Amend Employee Stock Purchase Plan	For	For			Mgmt

04/27/04 - A/S	Cott Corp. *BCB*		22163N106		03/12/04		125,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Colin J. Adair --- For
	1.2	Elect Director W. John Bennett --- For
	1.3	Elect Director C. Hunter Boll --- For
	1.4	Elect Director Serge Gouin --- For
	1.5	Elect Director Thomas M. Hagerty --- Withhold
	1.6	Elect Director Stephen H. Halperin --- For
	1.7	Elect Director David V. Harkins --- For
	1.8	Elect Director Philip B. Livingston --- For
	1.9	Elect Director Christine A. Magee --- For
	1.10	Elect Director John K. Sheppard --- For
	1.11	Elect Director Donald G. Watt --- For
	1.12	Elect Director Frank E. Weise III --- For
	2	Ratify PricewaterhouseCoopers LLP as Auditors	For	For			Mgmt
	3	Approve Executive Investment Share Purchase Plan	For	For			Mgmt
	4	Amend Stock Option Plan	For	Against			Mgmt

Vote Recommendation        The total cost of the company's plans of 5.19 percent is above the allowable cap for this company of 3.36 percent. We also oppose the amendment to increase shares reserved for options because it would appear that non-employee directors participate in options on a discretionary basis. This is a practice which gives rise to the possibility of self-dealing by directors in options. Directors who are able to grant themselves options without limit could find their independence compromised.

04/27/04 - A	Kirby Corp. *KEX*		497266106		03/01/04		280,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Non-Employee Director Omnibus Stock Plan	For	For			Mgmt

04/28/04 - A	Glacier Bancorp, Inc. *GBCI*		37637Q105		03/02/04		79,000
	1	Elect Directors	For	For			Mgmt
	2	Change State of Incorporation from Delaware to Montana	For	For			Mgmt

04/29/04 - A	Argosy Gaming Co. *AGY*		040228108		03/10/04		85,000
	1	Elect Directors	For	For			Mgmt
	2	Other Business	For	For			Mgmt

04/29/04 - A	Cabot Oil & Gas Corp. *COG*		127097103		03/11/04		105,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

04/29/04 - A	Encore Acquisition Company *EAC*		29255W100		03/19/04		100,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt

04/30/04 - A	Pope & Talbot, Inc. *POP*		732827100		03/10/04		190,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/03/04 - A	Louisiana-Pacific Corp *LPX*		546347105		03/05/04		330,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Amend Non-Employee Director Restricted Stock Plan	For	For			Mgmt
	4	Amend Non-Employee Director Stock Option Plan	For	For			Mgmt
	5	Amend Executive Incentive Bonus Plan	For	For			Mgmt
	6	Ratify Auditors	For	For			Mgmt
	7	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	8	Report on Greenhouse Gas Emissions	Against	Against			ShrHoldr

05/03/04 - A	Pegasus Solutions *PEGS*		705906105		03/09/04		100,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/04/04 - A	Packaging Corporation of America *PKG*		695156109		03/15/04		145,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Henry F. Frigon --- For
	1.2	Elect Director Louis S. Holland --- For
	1.3	Elect Director Justin S. Huscher --- For
	1.4	Elect Director Samuel M. Mencoff --- Withhold
	1.5	Elect Director Thomas S. Souleles --- Withhold
	1.6	Elect Director Paul T. Stecko --- For
	1.7	Elect Director Rayford K. Williamson --- For
	2	Ratify Auditors	For	For			Mgmt

05/05/04 - A	Southwest Bancorporation of Texas, Inc. *SWBT*		84476R109		03/25/04		85,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Deferred Compensation Plan	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

05/05/04 - A	Watts Water Technologies *WTS*		942749102		03/26/04		145,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt

05/06/04 - A	Albany International Corp. *AIN*		012348108		03/08/04		105,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Outside Director Stock Awards in Lieu of Cash	For	For			Mgmt

05/06/04 - A	Allegheny Technologies, Inc. *ATI*		01741R102		03/12/04		120,000
	1	Elect Directors	For	For			Mgmt

05/06/04 - A	SBA Communications Corp. *SBAC*		78388J106		03/10/04		535,000
	1	Elect Directors	For	For			Mgmt

05/06/04 - A	Tom Brown, Inc.		115660201		03/09/04		125,000
	1	Elect Directors	For	For			Mgmt
	2	Increase Authorized Common Stock	For	For			Mgmt

05/07/04 - A	Evergreen Resources, Inc. *EVG*		299900308		03/12/04		88,200
	1	Elect Directors	For	Withhold			Mgmt
	1.1	Elect Director Dennis R. Carlton --- Withhold

We recommend withholding votes from all of the nominees. We recommend that shareholders WITHHOLD votes from independent outsider Arthur L. Smith, and insiders Mark S. Sexton and Dennis R. Carlton for failing to remove a dead-hand, slow-hand, or similar feature in the company's poison pill.

	1.2	Elect Director Mark S. Sexton --- Withhold
	1.3	Elect Director Arthur L. Smith --- Withhold
	2	Ratify Auditors	For	For			Mgmt

05/11/04 - A	Inet Technologies, Inc. *INET*		45662V105		04/01/04		193,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Employee Stock Purchase Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/11/04 - A	Levitt Corporation *LEV*		52742P108		04/01/04		44,700
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt

05/11/04 - A	Viad Corp. *VVI*		92552R109		03/12/04		124,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Approve Reverse Stock Split	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

05/12/04 - A	Denbury Resources Inc. *DNR*		247916208		03/31/04		160,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt

05/12/04 - A	Perot Systems Corp. *PER*		714265105		03/15/04		235,000
	1	Elect Directors	For	For			Mgmt

05/12/04 - A	West Marine, Inc. *WMAR*		954235107		03/23/04		75,200
	1	Elect Directors	For	For			Mgmt

05/13/04 - A	Formfactor, Inc. *FORM*		346375108		04/08/04		140,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/13/04 - A	Landstar System, Inc. *LSTR*		515098101		03/19/04		98,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Increase Authorized Common Stock	For	For			Mgmt

05/13/04 - A	VISX, Inc. *EYE*		92844S105		04/01/04		75,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Stock Option Plan	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

05/13/04 - A	WRIGHT MED GROUP INC *WMGI*		98235T107		03/22/04		100,000
	1	Elect Directors	For	For			Mgmt
	2	Increase Authorized Common Stock	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

05/14/04 - A	Tekelec *TKLC*		879101103		03/22/04		190,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Robert V. Adams --- For
	1.2	Elect Director Jean-Claude Asscher --- Withhold
	1.3	Elect Director Daniel L. Brenner --- Withhold
	1.4	Elect Director Martin A. Kaplan --- Withhold
	1.5	Elect Director Frederick M. Lax --- Withhold
	1.6	Elect Director Jon F. Rager --- Withhold
	2	Amend Stock Option Plan	For	Against			Mgmt

                                                    V. Vote Recommendation        We commend the company for expressly forbidding the repricing of stock options under the plan. However, the total cost of the company's plans of 22.08 percent is above the allowable cap for this company of 12.95 percent.

	3	Amend Omnibus Stock Plan	For	Against			Mgmt

                                                    V. Vote Recommendation        We commend the company for expressly forbidding the repricing of stock options under the plan. However, the total cost of the company's plans of 16.79 percent is above the allowable cap for this company of 12.95 percent.

	4	Amend Non-Employee Director Stock Option Plan	For	Against			Mgmt
VI. Vote Recommendation The total cost of the company's plans of 16.79 percent is above the allowable cap for this company of 12.95 percent.
	5	Ratify Auditors	For	For			Mgmt

05/17/04 - A	Arbitron, Inc. *ARB*		03875Q108		04/02/04		55,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt

05/18/04 - A	EGL, Inc. *EAGL*		268484102		04/02/04		200,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/18/04 - A	Felcor Lodging Trust Incorporated *FCH*		31430F101		03/22/04		290,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Melinda J. Bush --- Withhold

We recommend voting for all nominees with the exception of the compensation committee members. Specifically, we recommend that shareholders WITHHOLD votes from independent outsiders and Compensation Committee members Michael D. Rose, Robert H. Lutz, Jr., and Melinda J. Bush for not aligning the interests of shareholders with CEO compensation.

	1.2	Elect Director Charles A. Ledsinger, Jr. --- For
	1.3	Elect Director Robert H. Lutz, Jr. --- Withhold
	1.4	Elect Director Michael D. Rose --- Withhold
	2	Ratify Auditors	For	For			Mgmt

05/18/04 - A	Hydril Company *HYDL*		448774109		03/23/04		100,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/19/04 - A	Cullen/Frost Bankers, Inc. *CFR*		229899109		04/02/04		100,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/19/04 - A	Reliance Steel & Aluminum Co. *RS*		759509102		04/08/04		131,250
	1	Change Range for Size of the Board	For	For			Mgmt
	2	Amend Non-Employee Director Stock Option Plan	For	For			Mgmt
	3	Elect Directors	For	For			Mgmt
	4	Approve Stock Option Plan	For	For			Mgmt
	5	Ratify Auditors	For	For			Mgmt
	6	Other Business	For	For			Mgmt

05/20/04 - A	Advanced Fibre Communications, Inc. *AFCI*		00754A105		03/23/04		100,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/20/04 - A	Anixter International Inc. *AXE*		035290105		03/31/04		75,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt

05/20/04 - A	Hanover Compressor Co. *HC*		410768105		03/31/04		370,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/20/04 - A	Hughes Supply, Inc. *HUG*		444482103		03/26/04		70,000
	1	Elect Directors	For	For			Mgmt
	2	Other Business	For	For			Mgmt

05/20/04 - A	Kronos Worldwide, Inc. *KRO*		50105F105		03/29/04		357
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Cecil H. Moore, Jr. --- For
	1.2	Elect Director George E. Poston --- For
	1.3	Elect Director Glenn R. Simmons --- Withhold
	1.4	Elect Director Harold C. Simmons --- Withhold
	1.5	Elect Director Dr. R. Gerald Turner --- For
	1.6	Elect Director Steven L. Watson --- Withhold
	2	Other Business	For	Against			Mgmt
As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

05/20/04 - A	La Quinta Corp. *LQI*		50419U202		03/24/04		430,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/20/04 - A	NL Industries, Inc. *NL*		629156407		03/29/04		50,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Cecil H. Moore, Jr. --- For
	1.2	Elect Director Glenn R. Simmons --- Withhold
	1.3	Elect Director Harold C. Simmons --- Withhold
	1.4	Elect Director Gen. Thomas P. Stafford --- For
	1.5	Elect Director Steven L. Watson --- Withhold
	1.6	Elect Director Terry N. Worrell --- For
	2	Other Business	For	Against			Mgmt
As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

05/20/04 - A	Triad Guaranty Inc. *TGIC*		895925105		04/01/04		55,000
	1	Elect Directors	For	For			Mgmt

05/20/04 - A	WCI COMMUNITIES INC *WCI*		92923C104		03/26/04		94,500
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director F. Philip Handy --- Withhold
We recommend a vote FOR the directors with the exception of independent outsider F. Philip Handy. We recommend that shareholders WITHHOLD votes from F. Philip Handy for poor attendance.
	1.2	Elect Director Jerry L. Starkey --- For
	1.3	Elect Director Kathleen M. Shanahan --- For
	2	Amend Omnibus Stock Plan	For	For			Mgmt

05/21/04 - A	Allied Waste Industries, Inc. *AW*		019589308		03/31/04		243,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Expense Stock Options	Against	For			ShrHoldr

The company currently accounts for employee stock-based compensation using the "intrinsic value" method prescribed by Accounting Principles Board opinion No. 25, "Accounting for Stock Issued to Employees." The "intrinsic value" of the option is the amount by which the quoted market price of the company's stock exceeds the exercise price of the option on the date of grant. Given that: (1) the company generally sets the exercise price of its option grants equal to the market price of its stock on the grant date and (2) all employee stock options are subject to vesting and cannot be exercised on the grant date, the company's option grants generally have zero "intrinsic value." However, the impact of the potential expense of option grants is disclosed in the notes to the company's consolidated financial statements. The board believes that the "intrinsic value" methodology is the preferable choice because it (1) is currently the most widely used standard and (2) provides complete information to evaluate the company with or without the inclusion of stock options as an expense.         Approval of this item and the implementation of a policy and practice of expensing the costs of all future stock option grants would result in the adoption of the "fair value" method, prescribed by Statement of Financial Accounting Standards No. 123, "Accounting for Stock Compensation." The "fair value" is determined using an option-pricing model that takes into account multiple factors in estimating the value of stock options. Such factors include the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock, and the risk-free interest rate for the expected term of the option. Under the "fair value" method, compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. Although there is no uniform or conventional methodology mandated for computing "fair value", recent pressure by investors has led approximately 176 companies to publicly announce their plans to adopt the "fair value" method.         ISS supports the general principle motivating this non-binding proposal. In the wake of financial reporting problems and excessive executive compensation at companies like Enron Corp., Worldcom Inc., and Tyco International Ltd., we agree with the growing investor consensus that companies should expense the costs associated with stock options in order to increase the accuracy of their financial statements. Although companies can choose to expense options, the Financial Accounting Standards Board (FASB) does not require it. Since the expensing of options lowers earnings, most companies have elected not to do so. Instead, most companies have opted to disclose option values only in the footnotes to their annual reports.         In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

	4	Report on Privatization	Against	Against			ShrHoldr

05/21/04 - A	Carrizo Oil & Gas, Inc. *CRZO*		144577103		04/08/04		232,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Stock Option Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/25/04 - A	Henry Schein, Inc. *HSIC*		806407102		04/15/04		39,500
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Stanley M. Bergman --- For
	1.2	Elect Director Gerald A. Benjamin --- For
	1.3	Elect Director James P. Breslawski --- For
	1.4	Elect Director Mark E. Mlotek --- For
	1.5	Elect Director Steven Paladino --- For
	1.6	Elect Director Barry J. Alperin --- For
	1.7	Elect Director Pamela Joseph --- Withhold
	1.8	Elect Director Donald J. Kabat --- For
	1.9	Elect Director Marvin H. Schein --- For
	1.10	Elect Director Irving Shafran --- For
	1.11	Elect Director Philip A. Laskawy --- For
	1.12	Elect Director Norman S. Matthews --- For
	1.13	Elect Director Louis W. Sullivan --- For
	1.14	Elect Director Margaret A. Hamburg --- For
	2	Amend Stock Option Plan	For	For			Mgmt
	3	Amend Non-Employee Director Omnibus Stock Plan	For	For			Mgmt
	4	Approve Employee Stock Purchase Plan	For	For			Mgmt
	5	Ratify Auditors	For	For			Mgmt

05/25/04 - A	Hooper Holmes, Inc. *HH*		439104100		04/09/04		260,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/25/04 - A	Sirius Satellite Radio, Inc. *SIRI*		82966U103		03/29/04		775,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Leon D. Black --- For
	1.2	Elect Director Joseph P. Clayton --- Withhold
	1.3	Elect Director Lawrence F. Gilberti --- For
	1.4	Elect Director James P. Holden --- For
	1.5	Elect Director Warren N. Lieberfarb --- For
	1.6	Elect Director Michael J. McGuiness --- For
	1.7	Elect Director James F. Mooney --- For
	2	Amend Omnibus Stock Plan	For	Against			Mgmt
V. Vote Recommendation The total cost of the company's plans of 12.92 percent is above the allowable cap for this company of 6.99 percent.
	3	Approve Employee Stock Purchase Plan	For	For			Mgmt

05/25/04 - A	Triad Hospitals, Inc. *TRI*		89579K109		04/09/04		110,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt

05/26/04 - A	Captiva Software Corp. *CPTV*		14073T109		04/05/04		103,400
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/26/04 - A	DDi Corp. *DDIC*		233162304		04/14/04		105,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Conversion of Securities	For	For			Mgmt
	3	Approve Non-Employee Director Stock Option Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

05/26/04 - A	GRAY TELEVISION INC. *GTN.A*		389375106		03/30/04		214,600
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director J. Mack Robinson --- Withhold

We recommend a vote FOR the directors with the exceptions of insiders J. Mack Robinson, Robert S. Prather, Jr., and Hilton H. Howell, Jr., and affiliated outsiders Harriett J. Robinson and Ray M. Deaver. We recommend that shareholders WITHHOLD votes from J. Mack Robinson, Robert S. Prather, Jr., Hilton H. Howell, Jr., and Harriett J. Robinson for failure to establish a majority independent board, and from Ray M. Deaver for standing as an affiliated outsider on the Compensation and Nominating committees and for failure to establish a majority independent board.

	1.2	Elect Director Robert S. Prather, Jr. --- Withhold
	1.3	Elect Director Hilton H. Howell, Jr. --- Withhold
	1.4	Elect Director William E. Mayher, III --- For
	1.5	Elect Director Richard L. Boger --- For
	1.6	Elect Director Ray M. Deaver --- Withhold
	1.7	Elect Director T.L. Elder --- For
	1.8	Elect Director Howell W. Newton --- For
	1.9	Elect Director Hugh E. Norton --- For
	1.10	Elect Director Harriet J. Robinson --- Withhold
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Increase Authorized Common Stock	For	For			Mgmt

05/26/04 - A	KVH Industries, Inc. *KVHI*		482738101		04/12/04		68,000
	1	Elect Directors	For	For			Mgmt

05/26/04 - A	Penn National Gaming, Inc. *PENN*		707569109		04/02/04		85,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/26/04 - A	St. Mary Land & Exploration Co. *SM*		792228108		04/12/04		80,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Restricted Stock Plan	For	For			Mgmt

05/26/04 - A	Waste Connections, Inc. *WCN*		941053100		03/29/04		85,000
	1	Elect Directors	For	For			Mgmt
	2	Increase Authorized Common Stock and Eliminate Class of Preferred Stock	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

05/27/04 - A	Callidus Software, Inc. *CALD*		13123E500		04/13/04		90,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/27/04 - A	Iron Mountain Inc. *IRM*		462846106		04/05/04		60,000
	1	Elect Directors	For	For			Mgmt
	2	Increase Authorized Common Stock	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt

06/03/04 - A	First State Bancorporation *FSNM*		336453105		04/29/04		14,900
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/09/04 - A	American Financial Realty Trust *AFR*		02607P305		04/09/04		170,000
	1	Elect Directors	For	For			Mgmt

06/09/04 - A	Anchor Glass Container Corp. *AGCC.*		03304B300		04/20/04		128,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Joel A. Asen --- For
	1.2	Elect Director James N. Chapman --- For
	1.3	Elect Director Richard M. Deneau --- Withhold
	1.4	Elect Director Jonathan Gallen --- For
	1.5	Elect Director Timothy F. Price --- For
	1.6	Elect Director Alan H. Schumacher --- For
	1.7	Elect Director Lenard B. Tessler --- Withhold
	1.8	Elect Director Alexander Wolf --- Withhold

06/10/04 - A	RailAmerica, Inc. *RRA*		750753105		04/12/04		190,500
	1	Elect Directors	For	For			Mgmt

06/11/04 - A	Bentley Pharmaceuticals, Inc. *BNT*		082657107		04/13/04		154,000
	1	Elect Directors	For	For			Mgmt
	2	Eliminate Right to Act by Written Consent	For	Against			Mgmt
Without the right to act by written consent, shareholders may be forced to wait for the next scheduled meeting before removing directors or initiating a shareholder resolution.
	3	Amend the Classified Board Provisions	For	Against			Mgmt

In this case, the proposed amendment would make it more difficult for shareholders to repeal the company's existing classified board structure. Additionally, the amendment would provide that directors newly-appointed to that position by the board would not have to be elected by shareholders at the next annual meeting, but would be able to serve the entire term to which he or she was appointed. This would further limit shareholders' ability to have a voice in the election of directors.

	4	Eliminate the Director and Office Indemnification Provision	For	For			Mgmt

06/15/04 - A	Embarcadero Technologies, Inc. *EMBT*		290787100		04/27/04		110,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

06/15/04 - A	NeighborCare Inc. *NCRX*		64015Y104		04/19/04		120,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

06/23/04 - A	Mobile Mini, Inc. *MINI*		60740F105		05/04/04		210,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/24/04 - A	Charming Shoppes, Inc. *CHRS*		161133103		05/05/04		320,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt

06/25/04 - A	Jos. A. Bank Clothiers, Inc. *JOSB*		480838101		05/07/04		96,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/25/04 - A	Laureate Education Inc.		871399101		04/16/04		108,200
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/25/04 - A	Serena Software, Inc. *SRNA*		817492101		05/14/04		126,700
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Douglas D. Troxel --- For
	1.2	Elect Director Robert I. Pender, Jr. --- For
	1.3	Elect Director J. Hallam Dawson --- For
	1.4	Elect Director David G. DeWalt --- For
	1.5	Elect Director Mark E. Woodward --- Withhold
	1.6	Elect Director Carl Bass --- For
	1.7	Elect Director Gregory J. Owens --- For
	2	Ratify Auditors	For	For			Mgmt

06/30/04 - A	Emmis Communications Corp. *EMMS*		291525103		04/23/04		121,300
	1	Elect Directors	For	Withhold			Mgmt
	1.1	Elect Director Jeffrey H. Smulyan --- Withhold

We recommend shareholders WITHHOLD votes from all of the nominees. We recommend shareholders withhold votes from insiders Jeffrey H. Smulyan and Walter Z. Berger and from affiliated outsider Greg A. Nathanson for failure to establish a majority independent board of directors.

	1.2	Elect Director Walter Z. Berger --- Withhold
	1.3	Elect Director Greg A. Nathanson --- Withhold
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt

Vote Summary Report
Jul 01, 2003 - Sep 30, 2003

LKCM BALANCED FUND - 1152

Mtg	Company/		Mgmt	Vote	Record	Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Voted

07/18/03 - A	Dell Inc. *DELL*		247025109		05/23/03	2,900
	1	Elect Directors	For	For
	2	Declassify the Board of Directors	For	For
	3	Change Company Name	For	For
	4	Approve Executive Incentive Bonus Plan	For	For

08/28/03 - A	Medtronic, Inc. *MDT*		585055106		07/03/03	2,800
	1	Elect Directors	For	Split
	1.1	Elect Director Richard H. Anderson --- For
	1.2	Elect Director Michael R. Bonsignore --- For
	1.3	Elect Director Gordon M. Sprenger --- Withhold
	2	Ratify Auditors	For	For
	3	Approve Omnibus Stock Plan	For	For
	4	Approve Executive Incentive Bonus Plan	For	For

09/10/03 - A	H&R Block, Inc. *HRB*		093671105		07/08/03	1,300
	1	Elect Directors	For	For
	2	Amend Omnibus Stock Plan	For	For
	3	Ratify Auditors	For	For

Vote Summary Report
Oct 01, 2003 - Dec 31, 2003

LKCM BALANCED FUND - 1152

Mtg	Company/		Mgmt	Vote	Record	Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Voted

10/13/03 - A	Oracle Corp. *ORCL*		68389X105		08/21/03	5,440
	1	Elect Directors	For	For
	2	Approve Executive Incentive Bonus Plan	For	For
	3	Ratify Auditors	For	For
	4	Amend Non-Employee Director Omnibus Stock Plan	For	For
Shareholder Proposal
	5	Implement China Principles	Against	Against

10/24/03 - A	Harris Corp. *HRS*		413875105		08/29/03	3,400
	1	Elect Directors	For	For
	2	Ratify Auditors	For	For

10/27/03 - S	Teva Pharmaceutical Industries		881624209		09/18/03	2,300
	1	Elect G. Shalev as an External Director	For	For
	2	Approve Increase in Remuneration of Directors other than the Chairman	For	For

10/28/03 - S	First Data Corp. *FDC*		319963104		09/08/03	2,600
	1	Approve Merger Agreement	For	For

11/11/03 - A	Automatic Data Processing, Inc. *ADP*		053015103		09/12/03	3,000
	1	Elect Directors	For	For
	2	Amend Stock Option Plan	For	For
	3	Amend Employee Stock Purchase Plan	For	For
	4	Approve Outside Director Stock Awards in Lieu of Cash	For	For
	5	Ratify Auditors	For	For

11/11/03 - A	Cisco Systems, Inc. *CSCO*		17275R102		09/12/03	5,900
	1	Elect Directors	For	For
	2	Amend Employee Stock Purchase Plan	For	For
	3	Ratify Auditors	For	For
Shareholder Proposals
	4	Report on Company Products Used by the Government to Monitor the Internet	Against	Against
	5	Report on Pay Disparity	Against	Against

11/11/03 - A	Microsoft Corp. *MSFT*		594918104		09/12/03	5,600
	1	Elect Directors	For	Split
	1.1	Elect Director William H. Gates, III --- For
	1.2	Elect Director Steven A. Ballmer --- For
	1.3	Elect Director James I. Cash, Jr., Ph.D. --- For
	1.4	Elect Director Raymond V. Gilmartin --- For
	1.5	Elect Director Ann McLaughlin Korologos --- For
	1.6	Elect Director David F. Marquardt --- For
	1.7	Elect Director Charles H. Noski --- For
	1.8	Elect Director Dr. Helmut Panke --- For
	1.9	Elect Director Wm. G. Reed, Jr. --- For
	1.10	Elect Director Jon A. Shirley --- Withhold
	2	Amend Omnibus Stock Plan	For	For
	3	Amend Non-Employee Director Stock Option Plan	For	For
Shareholder Proposal
	4	Refrain from Giving Charitable Contributions	Against	Against

12/09/03 - S	Boise Cascade Corp. *BCC*		097383103		11/03/03	4,900
	1	Approve Merger Agreement	For	For
	2	Approve Omnibus Stock Plan	For	Against

Vote Recommendation We commend the company for expressly forbidding the repricing of stock options under the plan. However, the total cost of the company's plans of 12.94 percent is above the allowable cap for this company of 9.76 percent.

12/18/03 - S	Allied Waste Industries, Inc. *AW*		019589308		11/03/03	10,000
	1	Approve Conversion of Securities	For	For

Vote Summary Report
Apr 01, 2004 - Jun 30, 2004

LKCM BALANCED FUND - 1152

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

04/13/04 - A	The Bank Of New York Co., Inc. *BK*		064057102		02/23/04		4,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Executive Incentive Bonus Plan	For	For			Mgmt
	4	Report on Political Contributions	Against	Against			ShrHoldr
	5	Limit Executive Compensation	Against	Against			ShrHoldr
	6	Limit Composition of Committee to Independent Directors	Against	Against			ShrHoldr
	7	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For			ShrHoldr
Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans.

04/14/04 - A	Schlumberger Ltd. *SLB*		806857108		02/25/04		2,450
Meeting for Holders of ADRs
	1	Elect Directors	For	For			Mgmt
	2	ADOPTION AND APPROVAL OF FINANCIALS AND DIVIDENDS	For	For			Mgmt
	3	APPROVAL OF ADOPTION OF THE 2004 STOCK AND DEFERRAL PLAN FOR NON-EMPLOYEE DIRECTORS	For	For			Mgmt
	4	APPROVAL OF AUDITORS	For	For			Mgmt

04/15/04 - A	Boise Cascade Corp. *BCC*		097383103		02/23/04		3,600
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Separate Chairman and CEO Positions	Against	Against			ShrHoldr

04/15/04 - A	Texas Instruments Inc. *TXN*		882508104		02/17/04		3,900
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Expense Stock Options	Against	For			ShrHoldr

In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

04/20/04 - A	Citigroup Inc. *C*		172967101		02/27/04		2,066
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Limit Executive Compensation	Against	Against			ShrHoldr
	4	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	5	Prohibit Awards to Executives	Against	Against			ShrHoldr
	6	Separate Chairman and CEO Positions	Against	Against			ShrHoldr

04/20/04 - A	Mellon Financial Corp. *MEL*		58551A108		02/06/04		3,440
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

04/21/04 - A	Charter One Financial, Inc. *CF*		160903100		02/23/04		3,400
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

04/21/04 - A	The Coca-Cola Company *KO*		191216100		02/23/04		2,300
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Herbert A. Allen --- For
	1.2	Elect Director Ronald W. Allen --- For
	1.3	Elect Director Cathleen P. Black --- For
	1.4	Elect Director Warren E. Buffett --- Withhold
	1.5	Elect Director Douglas N. Daft --- For
	1.6	Elect Director Barry Diller --- For
	1.7	Elect Director Donald R. Keough --- For
	1.8	Elect Director Susan Bennett King --- For
	1.9	Elect Director Maria Elena Lagomasino --- For
	1.10	Elect Director Donald F. Mchenry --- For
	1.11	Elect Director Robert L. Nardelli --- For
	1.12	Elect Director Sam Nunn --- For
	1.13	Elect Director J. Pedro Reinhard --- For
	1.14	Elect Director James D. Robinson III --- For
	1.15	Elect Director Peter V. Ueberroth --- For
	1.16	Elect Director James B. Williams --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Report on Operational Impact of HIV/AIDS Pandemic	For	For			ShrHoldr
	4	Report on Stock Option Distribution by Race and Gender	Against	Against			ShrHoldr
	5	Prohibit Awards to Executives	Against	Against			ShrHoldr
	6	Submit Executive Compensation to Vote	Against	For			ShrHoldr
Based on the above analysis, ISS is concerned with the disparate treatment given to senior executives. Therefore, ISS recommends voting FOR the proposal.
	7	Submit Executive Compensation to Vote	Against	Against			ShrHoldr
	8	Implement China Principles	Against	Against			ShrHoldr
	9	Separate Chairman and CEO Positions	Against	For			ShrHoldr

Although the company has a board of directors comprised of a majority of independent directors, the CEO performance is reviewed annually by the Compensation Committee, which is all-independent, and James D. Robinson III performs a role like that of a lead director; Douglas Daft, the Chairman/CEO serves as the Chair of the Executive Committee. From analyzing his duties, it does not seem that Mr. Robinson performs the exact duties of a lead director, but rather does them in concert with other members. Mr. Robinson works with the Chairman and the other committee heads and the Corporate Secretary to develop both agendas for committee meetings and information sent to the Board.        In ISS's view, it is essential to have an independent outsider as the lead director or Chairman of the Executive Committee, for maintaining a boardroom balance when the chairman and CEO positions are combined. Such a person would not only lead executive sessions of the outside directors independently, but also work closely with the chairman in finalizing information flow to the directors, setting the agenda for board meetings, and conducting performance evaluations of the board and CEO.         Absent an offsetting governance structure, we believe that a company of this size should be able to find two qualified people willing to serve in the separate positions of chairman and CEO.

04/22/04 - A	ALLTEL Corp. *AT*		020039103		02/24/04		2,200
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Ammend EEO - Sexual Orientation	Against	For			ShrHoldr

04/22/04 - A	Pfizer Inc. *PFE*		717081103		02/27/04		4,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against			ShrHoldr
	5	Cease Political Contributions/Activities	Against	Against			ShrHoldr
	6	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	7	Establish Term Limits for Directors	Against	Against			ShrHoldr
	8	Report on Drug Pricing	Against	Against			ShrHoldr
	9	Limit Awards to Executives	Against	Against			ShrHoldr
	10	Amend Animal Testing Policy	Against	Against			ShrHoldr

04/22/04 - A	Wyeth *WYE*		983024100		03/12/04		2,800
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Report on Drug Pricing	Against	Against			ShrHoldr
	4	Amend Animal Testing Policy	Against	Against			ShrHoldr

04/27/04 - A	ALCON INC *ACL*		H01301102		03/18/04		2,400
Meeting for Holders of ADRs
	1	APPROVAL OF THE 2003 ANNUAL REPORT AND ACCOUNTS OF ALCON, INC. AND THE 2003 CONSOLIDATED FINANCIAL STATEMENTS OF ALCON, INC. AND SUBSIDIARIES	For	For			Mgmt
	2	APPROPRIATION OF AVAILABLE EARNINGS AND PROPOSED DIVIDEND TO SHAREHOLDERS FOR THE FINANCIAL YEAR 2003	For	For			Mgmt
	3	DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS	For	For			Mgmt
	4	ELECTION TO THE BOARD OF DIRECTORS OF: WERNER J. BAUER	For	For			Mgmt
	5	ELECTION TO THE BOARD OF DIRECTORS OF: FRANCISCO CASTANER	For	For			Mgmt
	6	ELECTION TO THE BOARD OF DIRECTORS OF: LODEWIJK J.R. DE VINK	For	For			Mgmt
	7	ELECTION OF KPMG KLYNVELD PEAT MARWICK GOERDELER SA, ZURICH, AS GROUP AND PARENT COMPANY AUDITORS	For	For			Mgmt
	8	ELECTION OF ZENSOR REVISIONS AG, ZUG, AS SPECIAL AUDITORS	For	For			Mgmt

04/27/04 - A	International Business Machines Corp. *IBM*		459200101		02/27/04		1,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Ratify Auditors for the Company's Business Consulting Services Unit	For	For			Mgmt
	4	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	5	Provide for Cumulative Voting	Against	For			ShrHoldr

ISS believes that cumulative voting is an important tool in the protection of shareholders' rights, but recognizes that the need for cumulative voting can be offset if a company has other safeguards in place to protect shareholders' rights and to promote management accountability. Therefore, proposals to provide for cumulative voting are evaluated based on an assessment of a company's other corporate governance provisions.         ISS will recommend a vote against a proposal to restore or provide for cumulative voting only if a company has the following corporate governance provisions in place: an annually-elected board comprising a majority of independent directors; a nominating committee composed solely of independent directors; confidential voting; a shareholder right to call special meetings or to act by written consent with 90 days' notice; the absence of a dual-class capital structure; and absence of a dead-hand poison pill. Moreover, the board may not have the sole right to alter the size of the board beyond a range established by shareholders. While not required, ISS would prefer that a company also have a published statement of board governance guidelines, including a description of the process by which a shareholder may submit a director nominee.         In addition to the governance requirements, ISS considers a company's performance when evaluating a shareholder proposal to restore or implement cumulative voting. For ISS to recommend a vote against such a proposal, the company's performance must be comparable to or better than that of its peers, or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance.         In this case, the company fails to meet all of the aforementioned corporate governance and performance criteria. Specifically, the shareholders do not have the ability to act by written consent unless it is unanimous or to call special meetings.

	6	Amend Pension and Retirement Medical Insurance Plans	Against	Against			ShrHoldr
	7	Submit Executive Compensation to Vote	Against	For			ShrHoldr

Pension fund income can distort true operating performance, which should be the basis for determining executive bonuses and compensation rather than gains from defined benefit plans. And because companies have discretion in determining the assuptions to measure pension obligation and expenses, there is potential for manipulation. For example, J.P. Morgan Fleming Asset Management found that the median expected annual rate of return used among S&P 500 companies has remained steady at 9.2 percent since 1997. Using a more realistic assumption such as 6.5 percent would trim $44 billion off S&P 500 profits just in 2003.         ISS agrees with the principle advanced by the proposal and believes a cleaner measure of earnings should be applied to performance pay. A number of companies are adopting this concept, including General Electric, Verizon Communications and Qwest Communications International Inc.

	8	Expense Stock Options	Against	For			ShrHoldr

ISS supports the general principle motivating this non-binding proposal. We agree with the growing investor consensus that companies should expense the costs associated with stock options in order to increase the accuracy of their financial statements. Although companies can choose to expense options, the Financial Accounting Standards Board (FASB) does not require it. Since the expensing of options lowers earnings, most companies have elected not to do so. Instead, most companies have opted to disclose option values only in the footnotes to their annual reports.         In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options (some 350) have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

	9	Limit Awards to Executives	Against	Against			ShrHoldr
	10	China Principles	Against	Against			ShrHoldr
	11	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	12	Report on Executive Compensation	Against	Against			ShrHoldr

04/27/04 - A	Kraft Foods Inc *KFT*		50075N104		03/03/04		3,500
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Louis C. Camilleri --- Withhold

We recommend a vote FOR the directors with the exceptions of insiders Louis C. Camilleri, Dinyar S. Devitre, Charles R. Wall, Betsy D. Holden and Roger K. Deromedi. We recommend that shareholders WITHHOLD votes from Louis C. Camilleri, Dinyar S. Devitre, Charles R. Wall, Betsy D. Holden and Roger K. Deromedi for failure to establish a majority independent board.

	1.2	Elect Director Roger K. Deromedi --- Withhold
	1.3	Elect Director Dinyar S. Devitre --- Withhold
	1.4	Elect Director W. James Farrell --- For
	1.5	Elect Director Betsy D. Holden --- Withhold
	1.6	Elect Director John C. Pope --- For
	1.7	Elect Director Mary L. Schapiro --- For
	1.8	Elect Director Charles R. Wall --- Withhold
	1.9	Elect Director Deborah C. Wright --- For
	2	Ratify Auditors	For	For			Mgmt

04/27/04 - A	Schering-Plough Corp. *SGP*		806605101		03/05/04		3,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt

04/27/04 - A	Wells Fargo & Company *WFC*		949746101		03/09/04		2,200
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director J.A. Blanchard III --- For
	1.2	Elect Director Susan E. Engel --- For
	1.3	Elect Director Enrique Hernandez, Jr. --- For
	1.4	Elect Director Robert L. Joss --- For
	1.5	Elect Director Reatha Clark King --- For
	1.6	Elect Director Richard M. Kovacevich --- For
	1.7	Elect Director Richard D. McCormick --- For
	1.8	Elect Director Cynthia H. Milligan --- For
	1.9	Elect Director Philip J. Quigley --- For
	1.10	Elect Director Donald B. Rice --- Withhold
	1.11	Elect Director Judith M. Runstad --- Withhold
	1.12	Elect Director Stephen W. Sanger --- For
	1.13	Elect Director Susan G. Swenson --- For
	1.14	Elect Director Michael W. Wright --- Withhold
	2	Approve Retirement Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Expense Stock Options	Against	For			ShrHoldr

However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse. Moreover, this proposal received majority support at last year's meeting.

	5	Limit Executive Compensation	Against	Against			ShrHoldr
	6	Link Executive Compensation to Social Issues	Against	Against			ShrHoldr
	7	Report on Political Contributions/Activities	Against	Against			ShrHoldr

04/28/04 - A	Clear Channel Communications, Inc. *CCU*		184502102		03/08/04		2,900
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

04/28/04 - A	E.I. Du Pont De Nemours & Co. *DD*		263534109		03/09/04		2,400
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Report on Executive Ties to Government	Against	Against			ShrHoldr
	4	Adopt and Report on a Code of Corporate Conduct	Against	Against			ShrHoldr
	5	Limit Executive Compensation	Against	Against			ShrHoldr

04/28/04 - A	General Electric Co. *GE*		369604103		03/01/04		4,800
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director James I. Cash, Jr. --- For
	1.2	Elect Director Dennis D. Dammerman --- For
	1.3	Elect Director Ann M. Fudge --- For
	1.4	Elect Director Claudio X. Gonzalez --- Withhold
	1.5	Elect Director Jeffrey R. Immelt --- For
	1.6	Elect Director Andrea Jung --- For
	1.7	Elect Director Alan G. Lafley --- For
	1.8	Elect Director Kenneth G. Langone --- For
	1.9	Elect Director Ralph S. Larsen --- For
	1.10	Elect Director Rochelle B. Lazarus --- For
	1.11	Elect Director Sam Nunn --- For
	1.12	Elect Director Roger S. Penske --- For
	1.13	Elect Director Robert J. Swieringa --- For
	1.14	Elect Director Douglas A. Warner III --- For
	1.15	Elect Director Robert C. Wright --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Provide for Cumulative Voting	Against	Against			ShrHoldr
	5	Eliminate Animal Testing	Against	Against			ShrHoldr
	6	Report on Nuclear Fuel Storage Risks	Against	Against			ShrHoldr
	7	Report on PCB Clean-up	Against	Against			ShrHoldr
	8	Report on Foreign Outsourcing	Against	Against			ShrHoldr
	9	Prepare Sustainability Report	Against	Against			ShrHoldr
	10	Limit Composition of Management Development and Compensation Committee to Independent Directors	Against	Against			ShrHoldr
	11	Report on Pay Disparity	Against	Against			ShrHoldr
	12	Limit Awards to Executives	Against	Against			ShrHoldr
	13	Limit Board Service for Other Companies	Against	For			ShrHoldr

In view of the increased demands placed on board members, directors who are overextended may be jeopardizing their ability to serve as effective representatives of shareholders. Even if a person were retired and devoted himself full time to directorships, based on a full-time work schedule (1,920 hours per year) and the estimated hours of board service (300 per year), an individual could not reasonably be expected to serve on more than six boards. In view of this, ISS recommends that shareholders withhold votes from directors who sit on more than six public company boards. Service on boards of subsidiary companies, private companies, or non-profit organizations will be excluded. If a director sits on several mutual fund boards within the same fund family, it will count as one board. We note that the company's policy is substantially similar to the proponent's request. With regard to fully retired directors, the proponent is requesting that board service be limited to a total of five directorships. Although the company's policy does not address whether a director is retired or not, it also allows for a total of five directorships as long as the director in question does not serve as a CEO or in an equivalent position. The proponent is also requesting that board service for the company's non-retired directors be limited to a total of three directorships while the company places a three board limit on directors who serve as CEOs or in equivalent positions. Thus, one of the differences between the proponent's request and the company's policy lies in the treatment of non-retired directors. In the case of non-retired directors, the proponent advocates a total of three directorships while the company currently provides for a limit of five directorships, making the proponent's request slightly more stringent than the company's current policy. Another significant difference between the proponent's request and the company's policy lies in the enforcement mechanisms. While the company may bypass the aforementioned limits with respect to current directors, the proponent's request would not give the company such leeway. In fact, it would require an advisory shareholder vote in the event the proposed policy is discontinued or materially changed. Although the company maintains a policy regarding overboarded directors, the policy permits the maintenance of current directors who exceed these limits if the board determines that such director's service on the board would not be impaired. In fact, the company has already made an exception with regard to director Claudio Gonzalez, who sits on over six other public company boards. The proponent's request would not allow the company to bypass or alter these limits without shareholder approval. Therefore, we believe that the proponent's request represents a preferable policy framework from a shareholder's perspective. As such, we believe this item warrants shareholder support.

	14	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	15	Hire Advisor/Maximize Shareholder Value	Against	Against			ShrHoldr
	16	Adopt a Retention Ratio for Executives and Directors	Against	Against			ShrHoldr
	17	Require 70% to 80% Independent Board	Against	Against			ShrHoldr
	18	Report on Political Contributions/Activities	Against	Against			ShrHoldr

04/28/04 - A	Kohl's Corp. *KSS*		500255104		03/03/04		2,300
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Wayne Embry --- For
	1.2	Elect Director John F. Herma --- Withhold
	1.3	Elect Director R. Lawrence Montgomery --- Withhold
	1.4	Elect Director Frank V. Sica --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Performance-Based Stock/Indexed Options	Against	For			ShrHoldr
Despite the fact that certain features of the proposal may be more rigorous than others, ISS supports the underlying principal of the proposal in this case.
	4	Separate Chairman and CEO Positions	Against	For			ShrHoldr
Based on the above structure, Kohl's Corporation did not meet most of the criteria and therefore ISS recommends voting FOR this proposal.

04/28/04 - A	Verizon Communications *VZ*		92343V104		03/01/04		3,100
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Restore or Provide for Cumulative Voting	Against	For			ShrHoldr
	4	Require Majority of Independent Directors on Board	Against	Against			ShrHoldr
	5	Separate Chairman and CEO Positions	Against	For			ShrHoldr
	6	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	Against			ShrHoldr
	7	Submit Executive Compensation to Vote	Against	For			ShrHoldr
	8	Prohibit Awards to Executives	Against	Against			ShrHoldr
	9	Report on Stock Option Distribution by Race and Gender	Against	Against			ShrHoldr
	10	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	11	Cease Charitable Contributions	Against	Against			ShrHoldr

04/29/04 - A	Altria Group, Inc. *MO*		02209S103		03/08/04		1,600
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Report on Product Warnings for Pregnant Women	Against	Against			ShrHoldr
	4	Report on Health Risks Associated with Cigarette Filters	Against	Against			ShrHoldr
	5	Political Contributions/Activities	Against	Against			ShrHoldr
	6	Cease Use of Light and Ultra Light in Cigarette Marketing	Against	Against			ShrHoldr
	7	Place Canadian Style Warnings on Cigarette Packaging	Against	Against			ShrHoldr
	8	Separate Chairman and CEO Positions	Against	For			ShrHoldr
Absent an offsetting governance structure, we believe that a company of this size should be able to find two qualified people willing to serve in the separate positions of chairman and CEO.

04/29/04 - A	Kimberly-Clark Corp. *KMB*		494368103		03/01/04		2,100
	1	Elect Directors	For	Withhold			Mgmt
	1.1	Elect Director Pastora San Juan Cafferty --- Withhold

We recommend withholding votes from all of the nominees. We recommend that shareholders WITHHOLD votes from independent outsiders Marc J. Shapiro, Linda Johnson Rice and Pastora San Juan Cafferty for failure to implement the proposal to submit the company's shareholder rights plan to a shareholder vote. We also recommend that shareholders WITHHOLD votes from Claudio X. Gonzalez for sitting on more than six boards and for failure to implement the proposal to submit the company's shareholder rights plan to a shareholder vote.

	1.2	Elect Director Claudio X. Gonzalez --- Withhold
	1.3	Elect Director Linda Johnson Rice --- Withhold
	1.4	Elect Director Marc J. Shapiro --- Withhold
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For			ShrHoldr

Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans. Ideally, a pill should include a two- to three-year sunset provision, a reasonable flip-in (20 percent or higher), and a chewable feature allowing shareholders to redeem the pill in the event of a takeover offer.        In this case, the company's rights plan was not approved by shareholders nor does it embody the above features that ISS recommends. We therefore agree with the proponent that the current pill and any new pill be put to a shareholder vote.

05/03/04 - A	Motorola, Inc. *MOT*		620076109		03/05/04		4,500
	1	Elect Directors	For	For			Mgmt
	2	Limit Executive Compensation	Against	Against			ShrHoldr
	3	Limit Awards to Executives	Against	Against			ShrHoldr

05/04/04 - A	EOG Resources, Inc. *EOG*		26875P101		03/08/04		2,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Other Business	For	For			Mgmt

05/05/04 - A	General Dynamics Corp. *GD*		369550108		03/12/04		1,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For			ShrHoldr
Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans.
	4	Report on Foreign Military Sales	Against	Against			ShrHoldr

05/05/04 - A	PepsiCo, Inc. *PEP*		713448108		03/12/04		2,400
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	4	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	5	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against			ShrHoldr

05/06/04 - A	Anadarko Petroleum Corp. *APC*		032511107		03/08/04		2,500
	1	Elect Directors	For	For			Mgmt
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Report on Greenhouse Gas Emissions	Against	Against			ShrHoldr

05/07/04 - A	Colgate-Palmolive Co. *CL*		194162103		03/09/04		2,300
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	4	Submit Severance Agreement (Change-in-Control) to Shareholder Vote	Against	For			ShrHoldr

ISS generally supports the submission of parachute provisions for shareholder ratification as long as there is no requirement for prior shareholder approval which would limit a board's negotiating flexibility. Seeking shareholder approval after the material terms of the contract are agreed upon would give the board a framework to work within and prevent the excessive "pay for failure" packages that have been witnessed at some companies. Accordingly, we believe that this proposal warrants shareholder support.

	5	Adopt ILO Based Code of Conduct	Against	Against			ShrHoldr
	6	Separate Chairman and CEO Positions	Against	For			ShrHoldr

In this case, Colgate-Palmolive has more than 2/3 independent outsiders on its board, all-independent key committees, and established governance guidelines. However, the company has not designated a lead/presiding director with duties that meet all of our minimum requirements. Although, the independent directors meet in executive session without the CEO present and a presiding director presides over these sessions, it is not clearly stated, in the company's proxy statement nor its website, that such presiding director presides at all meetings of the board at which the chairman is not present; approves information sent to the board; approves meetings schedules to assure that there is sufficient time for discussion of all agenda items; and has the authority to call meetings of the independent directors.         Absent an offsetting governance structure, we believe that a company of this size should be able to find two qualified people willing to serve in the separate positions of chairman and CEO.

05/07/04 - A	Temple-Inland Inc. *TIN*		879868107		03/10/04		2,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/14/04 - A	SunGard Data Systems Inc. *SDS*		867363103		03/15/04		3,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Gregory S. Bentley --- Withhold

We recommend a vote FOR the directors with the exception of affiliated outsider Gregory S. Bentley. We recommend that shareholders WITHHOLD votes from Gregory S. Bentley for standing as an affiliated outsider on the Audit Committee.

	1.2	Elect Director Michael C. Brooks --- For
	1.3	Elect Director Cristobal Conde --- For
	1.4	Elect Director Ramon de Oliveira --- For
	1.5	Elect Director Henry C. Duques --- For
	1.6	Elect Director Albert A. Eisenstat --- For
	1.7	Elect Director Bernard Goldstein --- For
	1.8	Elect Director Janet Brutschea Haugen --- For
	1.9	Elect Director James L. Mann --- For
	1.10	Elect Director Malcolm I. Ruddock --- For
	2	Ratify Auditors	For	For			Mgmt

05/14/04 - A	Waste Management, Inc. *WMI*		94106L109		03/19/04		4,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Approve Executive Incentive Bonus Plan	For	For			Mgmt

05/18/04 - A	Harte-Hanks, Inc. *HHS*		416196103		03/31/04		4,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt

05/19/04 - A	American International Group, Inc. *AIG*		026874107		03/26/04		1,852
	1	Elect Directors	For	For			Mgmt
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	3	Approve Non-Employee Director Stock Option Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt
	5	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	6	Divest from Tobacco Equities	Against	Against			ShrHoldr
	7	Link Executive Compensation to Predatory Lending	Against	Against			ShrHoldr

05/19/04 - A	Cullen/Frost Bankers, Inc. *CFR*		229899109		04/02/04		2,600
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/19/04 - A	First Data Corp. *FDC*		319963104		03/22/04		2,600
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/19/04 - A	Intel Corp. *INTC*		458140100		03/22/04		2,900
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Craig R. Barrett --- For
	1.2	Elect Director Charlene Barshefsky --- For
	1.3	Elect Director E. John P. Browne --- For
	1.4	Elect Director Andrew S. Grove --- For
	1.5	Elect Director D. James Guzy --- Withhold
	1.6	Elect Director Reed E. Hundt --- For
	1.7	Elect Director Paul S. Otellini --- For
	1.8	Elect Director David S. Pottruck --- For
	1.9	Elect Director Jane E. Shaw --- For
	1.10	Elect Director John L. Thornton --- For
	1.11	Elect Director David B. Yoffie --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Expense Stock Options	Against	For			ShrHoldr

In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

	5	Limit/Prohibit Awards to Executives	Against	For			ShrHoldr

The company currently does not use performance-vesting awards in its compensation plans for senior executives. Although the proponent in its supporting statement is critical of fixed-price options, it does not appear that the proposal advocates replacement of options with performance-based restricted stock. The proposal requests the the company use performance-vesting stock in development of future equity awards for senior executives. Although the company has recently adopted officer stockholding guidelines, a more rigorous requirement would be 7x to 10x for the CEO and scaled down for other executives. Therefore, ISS believes that this proposal warrants shareholder support.

	6	Performance- Based/Indexed Options	Against	For			ShrHoldr

05/20/04 - A	Teva Pharmaceutical Industries		881624209		04/15/04		2,000
Meeting for Holders of ADRs
	1	TO RECEIVE AND DISCUSS THE COMPANY S CONSOLIDATED BALANCE SHEET AS OF DECEMBER 31, 2003 AND THE CONSOLIDATED STATEMENTS.	For	For			Mgmt
2
TO APPROVE THE BOARD OF DIRECTORS RECOMMENDATION THAT THE CASH DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2003, WHICH WAS PAID IN FOUR INSTALLMENTS AND AGGREGATED NIS 1.44 (APPROXIMATELY US$0.322) PER ORDINARY SHARE, BE DECLARED FINAL.
			For	For			Mgmt
	3	TO ELECT ABRAHAM E. COHEN TO SERVE FOR A THREE-YEAR TERM.	For	For			Mgmt
	4	TO ELECT LESLIE DAN TO SERVE FOR A THREE-YEAR TERM.	For	For			Mgmt
	5	TO ELECT PROF. MEIR HETH TO SERVE FOR A THREE-YEAR TERM.	For	For			Mgmt
	6	TO ELECT PROF. MOSHE MANY TO SERVE FOR A THREE-YEAR TERM.	For	For			Mgmt
	7	TO ELECT DOV SHAFIR TO SERVE FOR A THREE-YEAR TERM.	For	For			Mgmt
	8	TO APPROVE THE PURCHASE OF DIRECTOR S AND OFFICER S LIABILITY INSURANCE FOR THE DIRECTORS AND OFFICERS OF THE COMPANY.	For	For			Mgmt
	9	Ratify Auditors	For	For			Mgmt

05/21/04 - A	Allied Waste Industries, Inc. *AW*		019589308		03/31/04		8,900
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Expense Stock Options	Against	For			ShrHoldr

The company currently accounts for employee stock-based compensation using the "intrinsic value" method prescribed by Accounting Principles Board opinion No. 25, "Accounting for Stock Issued to Employees." The "intrinsic value" of the option is the amount by which the quoted market price of the company's stock exceeds the exercise price of the option on the date of grant. Given that: (1) the company generally sets the exercise price of its option grants equal to the market price of its stock on the grant date and (2) all employee stock options are subject to vesting and cannot be exercised on the grant date, the company's option grants generally have zero "intrinsic value." However, the impact of the potential expense of option grants is disclosed in the notes to the company's consolidated financial statements. The board believes that the "intrinsic value" methodology is the preferable choice because it (1) is currently the most widely used standard and (2) provides complete information to evaluate the company with or without the inclusion of stock options as an expense.         Approval of this item and the implementation of a policy and practice of expensing the costs of all future stock option grants would result in the adoption of the "fair value" method, prescribed by Statement of Financial Accounting Standards No. 123, "Accounting for Stock Compensation." The "fair value" is determined using an option-pricing model that takes into account multiple factors in estimating the value of stock options. Such factors include the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock, and the risk-free interest rate for the expected term of the option. Under the "fair value" method, compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. Although there is no uniform or conventional methodology mandated for computing "fair value", recent pressure by investors has led approximately 176 companies to publicly announce their plans to adopt the "fair value" method.         ISS supports the general principle motivating this non-binding proposal. In the wake of financial reporting problems and excessive executive compensation at companies like Enron Corp., Worldcom Inc., and Tyco International Ltd., we agree with the growing investor consensus that companies should expense the costs associated with stock options in order to increase the accuracy of their financial statements. Although companies can choose to expense options, the Financial Accounting Standards Board (FASB) does not require it. Since the expensing of options lowers earnings, most companies have elected not to do so. Instead, most companies have opted to disclose option values only in the footnotes to their annual reports.         In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

	4	Report on Privatization	Against	Against			ShrHoldr

05/24/04 - A	Unocal Corp. *UCL*		915289102		03/25/04		3,400
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Approve Deferred Compensation Plan	For	For			Mgmt
	5	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	6	Limit Awards to Executives	Against	Against			ShrHoldr
	7	Establish Other Board Committee	Against	For			ShrHoldr

We agree with the proponent on the importance of establishing clear mechanisms for communication between shareholders and independent directors. While the company complies with existing SEC and NYSE rules on this matter, it appears that the general counsel, who is an employee of the company, plays a role in forwarding such communication either internally or to the board. The proposed Office of the Board would ensure a direct communication with the independent directors of the board, without involving the general counsel. We recommend a vote in favor of the proposal.

	8	Report on Greenhouse Gas Emissions	Against	Against			ShrHoldr

05/25/04 - A	Triad Hospitals, Inc. *TRI*		89579K109		04/09/04		3,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt

05/26/04 - A	Exxon Mobil Corp. *XOM*		30231G102		04/05/04		4,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Non-Employee Director Restricted Stock Plan	For	For			Mgmt
	4	Affirm Political Nonpartisanship	Against	Against			ShrHoldr
	5	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	6	Report on Equatorial Guinea	Against	Against			ShrHoldr
	7	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	8	Prohibit Awards to Executives	Against	Against			ShrHoldr
	9	Report on Stock Option Distribution by Race and Gender	Against	Against			ShrHoldr
	10	Amend EEO Statement to Include Reference to Sexual Orientation	Against	For			ShrHoldr

ISS generally believes that companies should have policies in place to prevent workplace discrimination, as instances of discrimination can be costly to companies in the form of high turnover, fines, and litigation. Workplace discrimination can result in real costs to corporations, and therefore can impact shareholder value. Studies have indicated that workforce diversity strategies can have a positive impact on company performance through enhanced corporate performance, reduced turnover, increased job satisfaction and employee morale, decreased vulnerability to legal challenges, and enhanced reputation. In light of potential costs and legal implications arising from discrimination, the high number of companies with policies referencing sexual orientation, and the low costs involved in amending EEO policies, ISS believes that requests to amend EEO policies to specifically reference sexual orientation are generally supportable, unless a company can demonstrate that the change would result in significant costs to the company. In this case, we note that the company has had substantial controversy surrounding its adoption of its current EEO policy over the policies of its predecessor, Mobil. Exxon Mobil does have existing programs and policies that demonstrate the company's stance on discrimination on the basis of sexual orientation, but those policies have failed to alleviate the negative publicity and controversy surrounding this issue. Furthermore, the company has not identified any resulting costs to the company of including such a reference in its EEO policy. A significant number of the company's peers do include such language in their EEO statements. By not referencing sexual orientation in the post-merger company's EEO statement, it appears that the company has created unnecessary controversy. While we recognize that the company has gone to great lengths to discuss its existing prohibition on discrimination on the basis of sexual orientation in certain company publications, it would appear that the enduring controversy could be easily resolved by adding that language back into its EEO statement. Given the fact that company's competitors reference sexual orientation discrimination in their EEO statements and the fact that Mobil did explicitly bar this type of discrimination in its EEO statement prior to the merger with Exxon, we believe that the company should amend its EEO to explicitly prohibit discrimination based on sexual orientation.

	11	Report on Climate Change Research	Against	Against			ShrHoldr

05/27/04 - A	Home Depot, Inc. (The) *HD*		437076102		03/29/04		3,400
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Gregory D. Brenneman --- For
	1.2	Elect Director Richard H. Brown --- For
	1.3	Elect Director John L. Clendenin --- For
	1.4	Elect Director Berry R. Cox --- For
	1.5	Elect Director Claudio X. Gonzalez --- Withhold
	1.6	Elect Director Milledge A. Hart, III --- For
	1.7	Elect Director Bonnie G. Hill --- For
	1.8	Elect Director Kenneth G. Langone --- For
	1.9	Elect Director Robert L. Nardelli --- For
	1.10	Elect Director Roger S. Penske --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Establish Term Limits for Directors	Against	Against			ShrHoldr
	4	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For			ShrHoldr
ISS Conclusion: Because the company does not have a policy that puts any future pill to a shareholder vote, we recommend that shareholders support this proposal.
	5	Performance- Based/Indexed Options	Against	For			ShrHoldr

ISS Conclusion:        Because ISS supports pay for performance, and because the grants of restricted stock (other than those granted under the LTIP) are not based on specific performance hurdles, we believe the proposal warrants shareholder support.

	6	Adopt ILO Based Code of Conduct	Against	Against			ShrHoldr
	7	Submit Severance Agreement (Change-in-Control) to Shareholder Vote	Against	For			ShrHoldr

ISS Conclusion:        We support the shareholder proposal as it relates to ex post facto ratification of golden parachutes and severance plans, and therefore recommend that shareholders vote to approve this proposal.

	8	Require Affirmative Vote of the Majority of the Shares to Elect Directors	Against	Against			ShrHoldr

06/04/04 - A	Wal-Mart Stores, Inc. *WMT*		931142103		04/05/04		2,500
	1	Elect Directors	For	For			Mgmt
	2	Approve Stock Option Plan	For	For			Mgmt
	3	Approve Stock Option Plan	For	For			Mgmt
	4	Amend Employee Stock Purchase Plan	For	For			Mgmt
	5	Ratify Auditors	For	For			Mgmt
	6	Separate Chairman and CEO Positions	Against	For			ShrHoldr
Absent an offsetting governance structure, we believe that a company of this size should be able to find a qualified independent director willing to serve as chairman.
	7	Prepare Sustainability Report	Against	For			ShrHoldr
	8	Report on Stock Option Distribution by Race and Gender	Against	For			ShrHoldr
	9	Report on Genetically Modified Organisms (GMO)	Against	Against			ShrHoldr
	10	Prepare Diversity Report	Against	For			ShrHoldr
As employment diversity issues can impact corporate reputation, we believe that such information should be made available to shareholders of the company.
	11	Submit Executive Compensation to Vote	Against	For			ShrHoldr

We acknowledge the tax benefits arising from deferring executive compensation. However, paying above-market interest rates on deferred compensation is not "best practice" and results in an additional expense to shareholders. According to an Executive Benefits Survey (2003 Results) published by Clark Consulting, only seven percent of the 227 participating companies provided a bonus rate above their base earnings rate. In addition, the increment formula for long term participating in the plan is unique and quite generous. We believe shareholders may benefit from having the opportunity to make their own evaluation of the deferred compensation packages, especially when such plans contain unique features beyond best practice.

06/11/04 - A	BEA Systems, Inc. *BEAS*		073325102		04/30/04		5,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Dean O. Morton --- Withhold

We recommend a vote FOR George Reyes but WITHHOLD votes from independent outsider Dean O. Morton. We recommend that shareholders WITHHOLD votes from Audit Committee member Dean O. Morton for paying excessive non-audit fees.

	1.2	Elect Director George Reyes --- For
	2	Ratify Auditors	For	Against			Mgmt

Vote Summary Report
Jul 01, 2003 - Sep 30, 2003

LKCM EQUITY FUND - 988

Mtg	Company/		Mgmt	Vote	Record	Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Voted

07/18/03 - A	Dell Inc. *DELL*		247025109		05/23/03	25,700
	1	Elect Directors	For	For
	2	Declassify the Board of Directors	For	For
	3	Change Company Name	For	For
	4	Approve Executive Incentive Bonus Plan	For	For

08/28/03 - A	Medtronic, Inc. *MDT*		585055106		07/03/03	5,000
	1	Elect Directors	For	Split
	1.1	Elect Director Richard H. Anderson --- For
	1.2	Elect Director Michael R. Bonsignore --- For
	1.3	Elect Director Gordon M. Sprenger --- Withhold
	2	Ratify Auditors	For	For
	3	Approve Omnibus Stock Plan	For	For
	4	Approve Executive Incentive Bonus Plan	For	For

Vote Summary Report
Oct 01, 2003 - Dec 31, 2003

LKCM EQUITY FUND - 988

Mtg	Company/		Mgmt	Vote	Record	Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Voted

10/13/03 - A	Oracle Corp. *ORCL*		68389X105		08/21/03	45,000
	1	Elect Directors	For	For
	2	Approve Executive Incentive Bonus Plan	For	For
	3	Ratify Auditors	For	For
	4	Amend Non-Employee Director Omnibus Stock Plan	For	For
Shareholder Proposal
	5	Implement China Principles	Against	Against

10/14/03 - A	The Procter & Gamble Company *PG*		742718109		08/01/03	6,500
	1	Elect Directors	For	For
	2	Ratify Auditors	For	For
	3	Approve Non-Employee Director Omnibus Stock Plan	For	Against

Vote Recommendation We commend the company for expressly forbidding the repricing of stock options under the plan. However, the total cost of the company's plans of 5.96 percent is above the allowable cap for this company of 5.20 percent.

Shareholder Proposals
	4	Declassify the Board of Directors	Against	For
	5	Label Genetically Engineered Foods	Against	Against

10/27/03 - S	Teva Pharmaceutical Industries		881624209		09/18/03	4,000
	1	Elect G. Shalev as an External Director	For	For
	2	Approve Increase in Remuneration of Directors other than the Chairman	For	For

10/28/03 - S	First Data Corp. *FDC*		319963104		09/08/03	9,000
	1	Approve Merger Agreement	For	For

11/11/03 - A	Automatic Data Processing, Inc. *ADP*		053015103		09/12/03	10,000
	1	Elect Directors	For	For
	2	Amend Stock Option Plan	For	For
	3	Amend Employee Stock Purchase Plan	For	For
	4	Approve Outside Director Stock Awards in Lieu of Cash	For	For
	5	Ratify Auditors	For	For

11/11/03 - A	Cisco Systems, Inc. *CSCO*		17275R102		09/12/03	35,000
	1	Elect Directors	For	For
	2	Amend Employee Stock Purchase Plan	For	For
	3	Ratify Auditors	For	For
Shareholder Proposals
	4	Report on Company Products Used by the Government to Monitor the Internet	Against	Against
	5	Report on Pay Disparity	Against	Against

11/11/03 - A	Microsoft Corp. *MSFT*		594918104		09/12/03	18,000
	1	Elect Directors	For	Split
	1.1	Elect Director William H. Gates, III --- For
	1.2	Elect Director Steven A. Ballmer --- For
	1.3	Elect Director James I. Cash, Jr., Ph.D. --- For
	1.4	Elect Director Raymond V. Gilmartin --- For
	1.5	Elect Director Ann McLaughlin Korologos --- For
	1.6	Elect Director David F. Marquardt --- For
	1.7	Elect Director Charles H. Noski --- For
	1.8	Elect Director Dr. Helmut Panke --- For
	1.9	Elect Director Wm. G. Reed, Jr. --- For
	1.10	Elect Director Jon A. Shirley --- Withhold
	2	Amend Omnibus Stock Plan	For	For
	3	Amend Non-Employee Director Stock Option Plan	For	For
Shareholder Proposal
	4	Refrain from Giving Charitable Contributions	Against	Against

11/13/03 - A	Sun Microsystems, Inc. *SUNW*		866810104		09/15/03	35,000
	1	Elect Directors	For	For
	2	Amend Employee Stock Purchase Plan	For	For
	3	Ratify Auditors	For	For
Shareholder Proposal
	4	Implement China Principles	Against	Against

12/18/03 - S	Allied Waste Industries, Inc. *AW*		019589308		11/03/03	60,000
	1	Approve Conversion of Securities	For	For

Vote Summary Report
Jan 01, 2004 - Mar 31, 2004

LKCM EQUITY FUND - 988

Mtg	Company/		Mgmt	Vote	Record	Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Voted

01/22/04 - A	BJ Services Company *BJS*		055482103		12/05/03	6,300
	1	Elect Directors	For	For
	2	Approve Omnibus Stock Plan	For	For
Shareholder Proposal
	3	Report on Foreign Operations Risk	Against	Against

03/17/04 - S	Bank of America Corp. *BAC*		060505104		01/26/04	10,000
	1	Approve Merger Agreement	For	For
	2	Amend Omnibus Stock Plan	For	For
	3	Increase Authorized Common Stock	For	For
	4	Adjourn Meeting	For	Against
Once their votes have been cast, there is no justification for spending more money to continue pressing shareholders for more votes.

03/25/04 - A	Tyco International Ltd. *TYC*		902124106		03/25/04	15,000
Meeting for Holders of ADRs
	1	Elect Directors	For	For
	2	Ratify Auditors	For	For
	3	ADOPTION OF THE AMENDED AND RESTATED BYE-LAWS.	For	For
	4	APPROVAL OF TYCO 2004 STOCK AND INCENTIVE PLAN.	For	For
	5	SHAREHOLDER PROPOSAL REGARDING ENVIRONMENTAL REPORTING.	For	For
	6	SHAREHOLDER PROPOSAL TO CHANGE TYCO S JURISDICTION OF INCORPORATION FROM BERMUDA TO A U.S. STATE.	Against	Against
	7	SHAREHOLDER PROPOSAL ON COMMON SENSE EXECUTIVE COMPENSATION.	Against	Against

Vote Summary Report
Apr 01, 2004 - Jun 30, 2004

LKCM EQUITY FUND - 988

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

04/13/04 - A	The Bank Of New York Co., Inc. *BK*		064057102		02/23/04		11,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Executive Incentive Bonus Plan	For	For			Mgmt
	4	Report on Political Contributions	Against	Against			ShrHoldr
	5	Limit Executive Compensation	Against	Against			ShrHoldr
	6	Limit Composition of Committee to Independent Directors	Against	Against			ShrHoldr
	7	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For			ShrHoldr
Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans.

04/15/04 - A	Texas Instruments Inc. *TXN*		882508104		02/17/04		30,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Expense Stock Options	Against	For			ShrHoldr

In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

04/20/04 - A	Citigroup Inc. *C*		172967101		02/27/04		6,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Limit Executive Compensation	Against	Against			ShrHoldr
	4	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	5	Prohibit Awards to Executives	Against	Against			ShrHoldr
	6	Separate Chairman and CEO Positions	Against	Against			ShrHoldr

04/20/04 - A	Mellon Financial Corp. *MEL*		58551A108		02/06/04		12,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

04/20/04 - A	Morgan Stanley *MWD*		617446448		02/20/04		5,700
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director John W. Madigan --- Withhold

We recommend a vote FOR the directors with the exception of John W. Madigan. We recommend that shareholders WITHHOLD votes from John W. Madigan because the company failed to implement a majority supported shareholder proposal to declassify the board.

	1.2	Elect Director Dr. Klaus Zumwinkel --- For
	1.3	Elect Director Sir Howard Davies --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Declassify the Board of Directors	Against	For			ShrHoldr
	4	Submit Severance Agreement (Change-in-Control) to Shareholder Vote	Against	For			ShrHoldr
	5	Report on Political Contributions/Activities	Against	Against			ShrHoldr

04/20/04 - A	Northern Trust Corp. *NTRS*		665859104		03/01/04		6,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Duane L. Burnham --- For
	1.2	Elect Director Dolores E. Cross --- For
	1.3	Elect Director Susan Crown --- For
	1.4	Elect Director Robert S. Hamada --- For
	1.5	Elect Director Robert A. Helman --- Withhold
	1.6	Elect Director Dipak C. Jain --- For
	1.7	Elect Director Arthur L. Kelly --- For
	1.8	Elect Director Robert C. Mccormack --- For
	1.9	Elect Director Edward J. Mooney --- For
	1.10	Elect Director William A. Osborn --- For
	1.11	Elect Director John W. Rowe --- For
	1.12	Elect Director Harold B. Smith --- For
	1.13	Elect Director William D. Smithburg --- For
	2	Ratify Auditors	For	For			Mgmt

04/21/04 - A	Burlington Resources Inc. *BR*		122014103		02/23/04		6,500
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Barbara T. Alexander --- For
	1.2	Elect Director Reuben V. Anderson --- For
	1.3	Elect Director Laird I. Grant --- For
	1.4	Elect Director Robert J. Harding --- For
	1.5	Elect Director John T. LaMacchia --- For
	1.6	Elect Director Randy L. Limbacher --- For
	1.7	Elect Director James F. McDonald --- For
	1.8	Elect Director Kenneth W. Orce --- Withhold
	1.9	Elect Director Donald M. Roberts --- For
	1.10	Elect Director James A. Runde --- For
	1.11	Elect Director John F. Schwarz --- For
	1.12	Elect Director Walter Scott, Jr. --- Withhold
	1.13	Elect Director Bobby S. Shackouls --- For
	1.14	Elect Director Steven J. Shapiro --- For
	1.15	Elect Director William E. Wade, Jr. --- For
	2	Approve Increase in Common Stock and a Stock Split	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

04/21/04 - A	Charter One Financial, Inc. *CF*		160903100		02/23/04		12,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

04/21/04 - A	Hibernia Corp. *HIB*		428656102		02/25/04		15,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

04/22/04 - A	Pfizer Inc. *PFE*		717081103		02/27/04		16,400
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against			ShrHoldr
	5	Cease Political Contributions/Activities	Against	Against			ShrHoldr
	6	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	7	Establish Term Limits for Directors	Against	Against			ShrHoldr
	8	Report on Drug Pricing	Against	Against			ShrHoldr
	9	Limit Awards to Executives	Against	Against			ShrHoldr
	10	Amend Animal Testing Policy	Against	Against			ShrHoldr

04/22/04 - A	Wyeth *WYE*		983024100		03/12/04		10,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Report on Drug Pricing	Against	Against			ShrHoldr
	4	Amend Animal Testing Policy	Against	Against			ShrHoldr

04/23/04 - A	Abbott Laboratories *ABT*		002824100		02/25/04		8,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Drug Pricing	Against	Against			ShrHoldr
	4	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	5	Prohibit Awards to Executives	Against	Against			ShrHoldr
	6	Report on Operational Imact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against			ShrHoldr

04/26/04 - A	Honeywell International, Inc. *HON*		438516106		02/27/04		24,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director James J. Howard --- Withhold

We recommend withholding votes from all of the nominees with the exception of new nominee Eric K. Shinseki. We recommend shareholders WITHHOLD votes from Ivan G. Seidenberg, Russell E. Palmer, Bruce Karatz, and James J. Howard for failure to implement the proposal to eliminate the supermajority vote requirement.

	1.2	Elect Director Bruce Karatz --- Withhold
	1.3	Elect Director Russell E. Palmer --- Withhold
	1.4	Elect Director Ivan G. Seidenberg --- Withhold
	1.5	Elect Director Eric K. Shinseki --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Declassify the Board of Directors	Against	For			ShrHoldr

The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. A classified board can entrench management and effectively preclude most takeover bids or proxy contests. Board classification forces dissidents and would-be acquirers to negotiate with the incumbent board, which has the authority to decide on offers without a shareholder vote.

	4	Amend Vote Requirements to Amend Articles/Bylaws/Charter	Against	For			ShrHoldr

As a matter of policy, we recommend that shareholders vote for all proposals that eliminate supermajority vote requirements, as they serve as entrenchment devices for management and therefore are not in the shareholders' best interest.

	5	Submit Severance Agreement (Change-in-Control) to Shareholder Vote	Against	For			ShrHoldr

ISS generally supports the submission of parachute provisions for shareholder ratification as long as there is no requirement for prior shareholder approval which would limit a board's negotiating flexibility. Seeking shareholder approval after the material terms of the contract are agreed upon would give the board a framework to work within and prevent the excessive "pay for failure" packages that have been witnessed at other companies. Accordingly, we believe that this proposal warrants shareholder support.

	6	Report on Pay Disparity	Against	Against			ShrHoldr
	7	Provide for Cumulative Voting	Against	For			ShrHoldr
In this case, the company fails to meet all of the aforementioned corporate governance and performance criteria. Accordingly, the proposal warrants shareholder support.

04/27/04 - A	International Business Machines Corp. *IBM*		459200101		02/27/04		5,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Ratify Auditors for the Company's Business Consulting Services Unit	For	For			Mgmt
	4	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	5	Provide for Cumulative Voting	Against	For			ShrHoldr

ISS believes that cumulative voting is an important tool in the protection of shareholders' rights, but recognizes that the need for cumulative voting can be offset if a company has other safeguards in place to protect shareholders' rights and to promote management accountability. Therefore, proposals to provide for cumulative voting are evaluated based on an assessment of a company's other corporate governance provisions.         ISS will recommend a vote against a proposal to restore or provide for cumulative voting only if a company has the following corporate governance provisions in place: an annually-elected board comprising a majority of independent directors; a nominating committee composed solely of independent directors; confidential voting; a shareholder right to call special meetings or to act by written consent with 90 days' notice; the absence of a dual-class capital structure; and absence of a dead-hand poison pill. Moreover, the board may not have the sole right to alter the size of the board beyond a range established by shareholders. While not required, ISS would prefer that a company also have a published statement of board governance guidelines, including a description of the process by which a shareholder may submit a director nominee.         In addition to the governance requirements, ISS considers a company's performance when evaluating a shareholder proposal to restore or implement cumulative voting. For ISS to recommend a vote against such a proposal, the company's performance must be comparable to or better than that of its peers, or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance.         In this case, the company fails to meet all of the aforementioned corporate governance and performance criteria. Specifically, the shareholders do not have the ability to act by written consent unless it is unanimous or to call special meetings.

	6	Amend Pension and Retirement Medical Insurance Plans	Against	Against			ShrHoldr
	7	Submit Executive Compensation to Vote	Against	For			ShrHoldr

Pension fund income can distort true operating performance, which should be the basis for determining executive bonuses and compensation rather than gains from defined benefit plans. And because companies have discretion in determining the assuptions to measure pension obligation and expenses, there is potential for manipulation. For example, J.P. Morgan Fleming Asset Management found that the median expected annual rate of return used among S&P 500 companies has remained steady at 9.2 percent since 1997. Using a more realistic assumption such as 6.5 percent would trim $44 billion off S&P 500 profits just in 2003.         ISS agrees with the principle advanced by the proposal and believes a cleaner measure of earnings should be applied to performance pay. A number of companies are adopting this concept, including General Electric, Verizon Communications and Qwest Communications International Inc.

	8	Expense Stock Options	Against	For			ShrHoldr

ISS supports the general principle motivating this non-binding proposal. We agree with the growing investor consensus that companies should expense the costs associated with stock options in order to increase the accuracy of their financial statements. Although companies can choose to expense options, the Financial Accounting Standards Board (FASB) does not require it. Since the expensing of options lowers earnings, most companies have elected not to do so. Instead, most companies have opted to disclose option values only in the footnotes to their annual reports.         In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options (some 350) have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

	9	Limit Awards to Executives	Against	Against			ShrHoldr
	10	China Principles	Against	Against			ShrHoldr
	11	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	12	Report on Executive Compensation	Against	Against			ShrHoldr

04/27/04 - A	Kraft Foods Inc *KFT*		50075N104		03/03/04		9,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Louis C. Camilleri --- Withhold

We recommend a vote FOR the directors with the exceptions of insiders Louis C. Camilleri, Dinyar S. Devitre, Charles R. Wall, Betsy D. Holden and Roger K. Deromedi. We recommend that shareholders WITHHOLD votes from Louis C. Camilleri, Dinyar S. Devitre, Charles R. Wall, Betsy D. Holden and Roger K. Deromedi for failure to establish a majority independent board.

	1.2	Elect Director Roger K. Deromedi --- Withhold
	1.3	Elect Director Dinyar S. Devitre --- Withhold
	1.4	Elect Director W. James Farrell --- For
	1.5	Elect Director Betsy D. Holden --- Withhold
	1.6	Elect Director John C. Pope --- For
	1.7	Elect Director Mary L. Schapiro --- For
	1.8	Elect Director Charles R. Wall --- Withhold
	1.9	Elect Director Deborah C. Wright --- For
	2	Ratify Auditors	For	For			Mgmt

04/27/04 - A	Merck & Co., Inc. *MRK*		589331107		02/24/04		10,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Declassify the Board of Directors	For	For			Mgmt
	4	Prohibit Awards to Executives	Against	Against			ShrHoldr
	5	Develop Ethical Criteria for Patent Extension	Against	Against			ShrHoldr
	6	Link Executive Compensation to Social Issues	Against	Against			ShrHoldr
	7	Report on Political Contributions	Against	Against			ShrHoldr
	8	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against			ShrHoldr

04/27/04 - A	Noble Energy, Inc. *NBL*		655044105		03/15/04		8,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Non-Employee Director Stock Option Plan	For	For			Mgmt
	4	Approve Executive Incentive Bonus Plan	For	For			Mgmt

04/27/04 - A	Schering-Plough Corp. *SGP*		806605101		03/05/04		25,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt

04/27/04 - A	Wells Fargo & Company *WFC*		949746101		03/09/04		7,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director J.A. Blanchard III --- For
	1.2	Elect Director Susan E. Engel --- For
	1.3	Elect Director Enrique Hernandez, Jr. --- For
	1.4	Elect Director Robert L. Joss --- For
	1.5	Elect Director Reatha Clark King --- For
	1.6	Elect Director Richard M. Kovacevich --- For
	1.7	Elect Director Richard D. McCormick --- For
	1.8	Elect Director Cynthia H. Milligan --- For
	1.9	Elect Director Philip J. Quigley --- For
	1.10	Elect Director Donald B. Rice --- Withhold
	1.11	Elect Director Judith M. Runstad --- Withhold
	1.12	Elect Director Stephen W. Sanger --- For
	1.13	Elect Director Susan G. Swenson --- For
	1.14	Elect Director Michael W. Wright --- Withhold
	2	Approve Retirement Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Expense Stock Options	Against	For			ShrHoldr

However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse. Moreover, this proposal received majority support at last year's meeting.

	5	Limit Executive Compensation	Against	Against			ShrHoldr
	6	Link Executive Compensation to Social Issues	Against	Against			ShrHoldr
	7	Report on Political Contributions/Activities	Against	Against			ShrHoldr

04/28/04 - A	Clear Channel Communications, Inc. *CCU*		184502102		03/08/04		18,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

04/28/04 - A	E.I. Du Pont De Nemours & Co. *DD*		263534109		03/09/04		10,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Report on Executive Ties to Government	Against	Against			ShrHoldr
	4	Adopt and Report on a Code of Corporate Conduct	Against	Against			ShrHoldr
	5	Limit Executive Compensation	Against	Against			ShrHoldr

04/28/04 - A	General Electric Co. *GE*		369604103		03/01/04		20,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director James I. Cash, Jr. --- For
	1.2	Elect Director Dennis D. Dammerman --- For
	1.3	Elect Director Ann M. Fudge --- For
	1.4	Elect Director Claudio X. Gonzalez --- Withhold
	1.5	Elect Director Jeffrey R. Immelt --- For
	1.6	Elect Director Andrea Jung --- For
	1.7	Elect Director Alan G. Lafley --- For
	1.8	Elect Director Kenneth G. Langone --- For
	1.9	Elect Director Ralph S. Larsen --- For
	1.10	Elect Director Rochelle B. Lazarus --- For
	1.11	Elect Director Sam Nunn --- For
	1.12	Elect Director Roger S. Penske --- For
	1.13	Elect Director Robert J. Swieringa --- For
	1.14	Elect Director Douglas A. Warner III --- For
	1.15	Elect Director Robert C. Wright --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Provide for Cumulative Voting	Against	Against			ShrHoldr
	5	Eliminate Animal Testing	Against	Against			ShrHoldr
	6	Report on Nuclear Fuel Storage Risks	Against	Against			ShrHoldr
	7	Report on PCB Clean-up	Against	Against			ShrHoldr
	8	Report on Foreign Outsourcing	Against	Against			ShrHoldr
	9	Prepare Sustainability Report	Against	Against			ShrHoldr
	10	Limit Composition of Management Development and Compensation Committee to Independent Directors	Against	Against			ShrHoldr
	11	Report on Pay Disparity	Against	Against			ShrHoldr
	12	Limit Awards to Executives	Against	Against			ShrHoldr
	13	Limit Board Service for Other Companies	Against	For			ShrHoldr

In view of the increased demands placed on board members, directors who are overextended may be jeopardizing their ability to serve as effective representatives of shareholders. Even if a person were retired and devoted himself full time to directorships, based on a full-time work schedule (1,920 hours per year) and the estimated hours of board service (300 per year), an individual could not reasonably be expected to serve on more than six boards. In view of this, ISS recommends that shareholders withhold votes from directors who sit on more than six public company boards. Service on boards of subsidiary companies, private companies, or non-profit organizations will be excluded. If a director sits on several mutual fund boards within the same fund family, it will count as one board. We note that the company's policy is substantially similar to the proponent's request. With regard to fully retired directors, the proponent is requesting that board service be limited to a total of five directorships. Although the company's policy does not address whether a director is retired or not, it also allows for a total of five directorships as long as the director in question does not serve as a CEO or in an equivalent position. The proponent is also requesting that board service for the company's non-retired directors be limited to a total of three directorships while the company places a three board limit on directors who serve as CEOs or in equivalent positions. Thus, one of the differences between the proponent's request and the company's policy lies in the treatment of non-retired directors. In the case of non-retired directors, the proponent advocates a total of three directorships while the company currently provides for a limit of five directorships, making the proponent's request slightly more stringent than the company's current policy. Another significant difference between the proponent's request and the company's policy lies in the enforcement mechanisms. While the company may bypass the aforementioned limits with respect to current directors, the proponent's request would not give the company such leeway. In fact, it would require an advisory shareholder vote in the event the proposed policy is discontinued or materially changed. Although the company maintains a policy regarding overboarded directors, the policy permits the maintenance of current directors who exceed these limits if the board determines that such director's service on the board would not be impaired. In fact, the company has already made an exception with regard to director Claudio Gonzalez, who sits on over six other public company boards. The proponent's request would not allow the company to bypass or alter these limits without shareholder approval. Therefore, we believe that the proponent's request represents a preferable policy framework from a shareholder's perspective. As such, we believe this item warrants shareholder support.

	14	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	15	Hire Advisor/Maximize Shareholder Value	Against	Against			ShrHoldr
	16	Adopt a Retention Ratio for Executives and Directors	Against	Against			ShrHoldr
	17	Require 70% to 80% Independent Board	Against	Against			ShrHoldr
	18	Report on Political Contributions/Activities	Against	Against			ShrHoldr

04/28/04 - A	Kohl's Corp. *KSS*		500255104		03/03/04		7,500
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Wayne Embry --- For
	1.2	Elect Director John F. Herma --- Withhold
	1.3	Elect Director R. Lawrence Montgomery --- Withhold
	1.4	Elect Director Frank V. Sica --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Performance-Based Stock/Indexed Options	Against	For			ShrHoldr
Despite the fact that certain features of the proposal may be more rigorous than others, ISS supports the underlying principal of the proposal in this case.
	4	Separate Chairman and CEO Positions	Against	For			ShrHoldr
Based on the above structure, Kohl's Corporation did not meet most of the criteria and therefore ISS recommends voting FOR this proposal.

04/28/04 - A	Verizon Communications *VZ*		92343V104		03/01/04		19,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Restore or Provide for Cumulative Voting	Against	For			ShrHoldr
	4	Require Majority of Independent Directors on Board	Against	Against			ShrHoldr
	5	Separate Chairman and CEO Positions	Against	For			ShrHoldr
	6	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	Against			ShrHoldr
	7	Submit Executive Compensation to Vote	Against	For			ShrHoldr
	8	Prohibit Awards to Executives	Against	Against			ShrHoldr
	9	Report on Stock Option Distribution by Race and Gender	Against	Against			ShrHoldr
	10	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	11	Cease Charitable Contributions	Against	Against			ShrHoldr

04/29/04 - A	Kimberly-Clark Corp. *KMB*		494368103		03/01/04		11,500
	1	Elect Directors	For	Withhold			Mgmt
	1.1	Elect Director Pastora San Juan Cafferty --- Withhold

We recommend withholding votes from all of the nominees. We recommend that shareholders WITHHOLD votes from independent outsiders Marc J. Shapiro, Linda Johnson Rice and Pastora San Juan Cafferty for failure to implement the proposal to submit the company's shareholder rights plan to a shareholder vote. We also recommend that shareholders WITHHOLD votes from Claudio X. Gonzalez for sitting on more than six boards and for failure to implement the proposal to submit the company's shareholder rights plan to a shareholder vote.

	1.2	Elect Director Claudio X. Gonzalez --- Withhold
	1.3	Elect Director Linda Johnson Rice --- Withhold
	1.4	Elect Director Marc J. Shapiro --- Withhold
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For			ShrHoldr

Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans. Ideally, a pill should include a two- to three-year sunset provision, a reasonable flip-in (20 percent or higher), and a chewable feature allowing shareholders to redeem the pill in the event of a takeover offer.        In this case, the company's rights plan was not approved by shareholders nor does it embody the above features that ISS recommends. We therefore agree with the proponent that the current pill and any new pill be put to a shareholder vote.

05/03/04 - A	Motorola, Inc. *MOT*		620076109		03/05/04		34,000
	1	Elect Directors	For	For			Mgmt
	2	Limit Executive Compensation	Against	Against			ShrHoldr
	3	Limit Awards to Executives	Against	Against			ShrHoldr

05/04/04 - A	EOG Resources, Inc. *EOG*		26875P101		03/08/04		9,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Other Business	For	For			Mgmt

05/04/04 - A	Gannett Co., Inc. *GCI*		364730101		03/05/04		8,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Limit Executive Compensation	Against	Against			ShrHoldr

05/05/04 - A	EMC Corp. *EMC*		268648102		03/08/04		30,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Amend Employee Stock Purchase Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt
	5	Limit Executive Compensation	Against	Against			ShrHoldr

05/05/04 - A	PepsiCo, Inc. *PEP*		713448108		03/12/04		15,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	4	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	5	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against			ShrHoldr

05/05/04 - A	Raytheon Co. *RTN*		755111507		03/08/04		22,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Develop Ethical Criteria for Military Contracts	Against	Against			ShrHoldr
	4	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For			ShrHoldr

Conclusion Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans. The board has taken an important first step in addressing shareholder concerns by redeeming an existing pill. However, the board has not fully complied with the previously supported shareholder proposals regarding poison pills. ISS considers withholding votes for directors who ignore shareholder proposals that have been passed two years in a row by a majority of votes cast. Further, ISS applies a one year test where the proposal was approved with a majority of the shares outstanding, as was the case in 2003. With respect to the shareholder proposal regarding poison pills, we do not consider the shareholder approval clocks as having been reset because of the company's half-step towards implementing the will of shareholders. We will closely monitor management's response to this year's vote on this proposal and, if necessary, will recommend the withholding of votes for nominated directors at next year's meeting.

	5	Declassify the Board of Directors	Against	For			ShrHoldr

Conclusion The ability to elect directors is the single most important use of the shareholder vote, and all directors should be accountable on an annual basis. ISS policy promotes the declassification of company boards and therefore we would recommend shareholders to vote in favor of this proposal. Similarly the board has failed also to implement the proposal supporting the annual election of directors, which received a majority of votes cast in 2000-2002. Further, the company has not expressed any plans to implement this proposal and has defended the classification of the board as being in shareholders' interests. Although there was no similar proposal presented in 2003, nevertheless we believe that the restatement of the proposal this year re-emphasizes the importance that shareholders place on this issue. As we note above, where directors consistently fail to implement the desires of shareholders, our policy is to withhold votes from those nominated directors that were directors during the relevant period. Therefore, if this proposal is approved by a majority of the votes cast and the company fails to implement it accordingly, we will recommend that shareholders withhold votes from those directors nominated next year. We note, however, that the board has failed to implement the previously supported shareholder proposals regarding annual election of directors. Although we recognize that shareholder proposals are not binding on the company, ISS considers withholding votes for directors who ignore shareholder proposals that have been passed two years in a row by a majority of votes cast. With respect to the shareholder proposal regarding the election of directors, we do not consider the two-year shareholder approval clock as having been fully reset because this topic was not proposed at the 2003 company meeting. Rather, we view that the re-presentation of the proposal this year emphasizes the importance shareholders place on this issue. We will closely monitor management's response to this year's vote on this proposal and, if necessary, will recommend the withholding of votes for directors nominated at next year's meeting.

	6	Implement MacBride Principles	Against	Against			ShrHoldr
	7	Expense Stock Options	Against	For			ShrHoldr

Conclusion ISS supports the general principle motivating this non-binding proposal. In the wake of financial reporting problems and excessive executive compensation at companies like Enron Corp., Worldcom Inc., and Tyco International Ltd., we agree with the growing investor consensus that companies should expense the costs associated with stock options in order to increase the accuracy of their financial statements. Given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse. Although options do not result in a cash outlay to companies, they represent a bona fide cost to shareholders, in the form of value transfer, that should be reflected in the financial statements like other forms of compensation. Options also represent an opportunity cost to issuers by depriving them of the funds they would have otherwise received by selling the shares in the open market. By not subtracting the cost of options, companies can report artificially high earnings that distort true operating performance and lead to abuses of executive pay. Expensing would discipline compensation practices and level the accounting playing field among different forms of pay, including other types of equity-based awards, such as indexed options and restricted stock, which currently must be charged to earnings. More important, expensing would provide earnings clarity, which would help restore investor confidence. Therefore, we recommend that shareholders vote in favor of this proposal.

	8	Submit Executive Pension Benefit to Vote	Against	For			ShrHoldr

Conclusion ISS believes that shareholders should have the opportunity to vote on extraordinary pension benefits beyond those offered under employee-wide plans, such as credit for years of service not actually worked, preferential benefit formulas, and accelerated vesting of pension benefits. Because the company's SERP appears to confer extraordinary benefits not included in employee-wide plans, we believe that the SERP proposal warrants shareholder support.

	9	Limit Executive Compensation	Against	Against			ShrHoldr

05/06/04 - A	Anadarko Petroleum Corp. *APC*		032511107		03/08/04		10,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Report on Greenhouse Gas Emissions	Against	Against			ShrHoldr

05/07/04 - A	Temple-Inland Inc. *TIN*		879868107		03/10/04		14,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/11/04 - A	Masco Corp. *MAS*		574599106		03/15/04		18,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/12/04 - A	CVS Corporation *CVS*		126650100		03/15/04		8,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Limit Executive Compensation	Against	Against			ShrHoldr

05/12/04 - A	Newell Rubbermaid Inc. *NWL*		651229106		03/15/04		19,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/14/04 - A	Waste Management, Inc. *WMI*		94106L109		03/19/04		22,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Approve Executive Incentive Bonus Plan	For	For			Mgmt

05/18/04 - A	Omnicare, Inc. *OCR*		681904108		03/31/04		6,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/19/04 - A	American International Group, Inc. *AIG*		026874107		03/26/04		4,200
	1	Elect Directors	For	For			Mgmt
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	3	Approve Non-Employee Director Stock Option Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt
	5	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	6	Divest from Tobacco Equities	Against	Against			ShrHoldr
	7	Link Executive Compensation to Predatory Lending	Against	Against			ShrHoldr

05/19/04 - A	Cullen/Frost Bankers, Inc. *CFR*		229899109		04/02/04		17,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/19/04 - A	Halliburton Co. *HAL*		406216101		03/22/04		13,000
	1	Elect Directors	For	For			Mgmt
	2	Increase Authorized Common Stock	For	For			Mgmt
	3	Review/Report on Operations in Iran	Against	Against			ShrHoldr
	4	Require Affirmative Vote of a Majority of the Shares to Elect Directors	Against	Against			ShrHoldr
	5	Separate Chairman and CEO Positions	Against	Against			ShrHoldr

05/19/04 - A	Intel Corp. *INTC*		458140100		03/22/04		20,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Craig R. Barrett --- For
	1.2	Elect Director Charlene Barshefsky --- For
	1.3	Elect Director E. John P. Browne --- For
	1.4	Elect Director Andrew S. Grove --- For
	1.5	Elect Director D. James Guzy --- Withhold
	1.6	Elect Director Reed E. Hundt --- For
	1.7	Elect Director Paul S. Otellini --- For
	1.8	Elect Director David S. Pottruck --- For
	1.9	Elect Director Jane E. Shaw --- For
	1.10	Elect Director John L. Thornton --- For
	1.11	Elect Director David B. Yoffie --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Expense Stock Options	Against	For			ShrHoldr

In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

	5	Limit/Prohibit Awards to Executives	Against	For			ShrHoldr

The company currently does not use performance-vesting awards in its compensation plans for senior executives. Although the proponent in its supporting statement is critical of fixed-price options, it does not appear that the proposal advocates replacement of options with performance-based restricted stock. The proposal requests the the company use performance-vesting stock in development of future equity awards for senior executives. Although the company has recently adopted officer stockholding guidelines, a more rigorous requirement would be 7x to 10x for the CEO and scaled down for other executives. Therefore, ISS believes that this proposal warrants shareholder support.

	6	Performance- Based/Indexed Options	Against	For			ShrHoldr

05/20/04 - A	Teva Pharmaceutical Industries		881624209		04/15/04		4,000
Meeting for Holders of ADRs
	1	TO RECEIVE AND DISCUSS THE COMPANY S CONSOLIDATED BALANCE SHEET AS OF DECEMBER 31, 2003 AND THE CONSOLIDATED STATEMENTS.	For	For			Mgmt
2
TO APPROVE THE BOARD OF DIRECTORS RECOMMENDATION THAT THE CASH DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2003, WHICH WAS PAID IN FOUR INSTALLMENTS AND AGGREGATED NIS 1.44 (APPROXIMATELY US$0.322) PER ORDINARY SHARE, BE DECLARED FINAL.
			For	For			Mgmt
	3	TO ELECT ABRAHAM E. COHEN TO SERVE FOR A THREE-YEAR TERM.	For	For			Mgmt
	4	TO ELECT LESLIE DAN TO SERVE FOR A THREE-YEAR TERM.	For	For			Mgmt
	5	TO ELECT PROF. MEIR HETH TO SERVE FOR A THREE-YEAR TERM.	For	For			Mgmt
	6	TO ELECT PROF. MOSHE MANY TO SERVE FOR A THREE-YEAR TERM.	For	For			Mgmt
	7	TO ELECT DOV SHAFIR TO SERVE FOR A THREE-YEAR TERM.	For	For			Mgmt
	8	TO APPROVE THE PURCHASE OF DIRECTOR S AND OFFICER S LIABILITY INSURANCE FOR THE DIRECTORS AND OFFICERS OF THE COMPANY.	For	For			Mgmt
	9	Ratify Auditors	For	For			Mgmt

05/20/04 - A	Tiffany & Co. *TIF*		886547108		03/25/04		15,400
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/21/04 - A	Allied Waste Industries, Inc. *AW*		019589308		03/31/04		60,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Expense Stock Options	Against	For			ShrHoldr

The company currently accounts for employee stock-based compensation using the "intrinsic value" method prescribed by Accounting Principles Board opinion No. 25, "Accounting for Stock Issued to Employees." The "intrinsic value" of the option is the amount by which the quoted market price of the company's stock exceeds the exercise price of the option on the date of grant. Given that: (1) the company generally sets the exercise price of its option grants equal to the market price of its stock on the grant date and (2) all employee stock options are subject to vesting and cannot be exercised on the grant date, the company's option grants generally have zero "intrinsic value." However, the impact of the potential expense of option grants is disclosed in the notes to the company's consolidated financial statements. The board believes that the "intrinsic value" methodology is the preferable choice because it (1) is currently the most widely used standard and (2) provides complete information to evaluate the company with or without the inclusion of stock options as an expense.         Approval of this item and the implementation of a policy and practice of expensing the costs of all future stock option grants would result in the adoption of the "fair value" method, prescribed by Statement of Financial Accounting Standards No. 123, "Accounting for Stock Compensation." The "fair value" is determined using an option-pricing model that takes into account multiple factors in estimating the value of stock options. Such factors include the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock, and the risk-free interest rate for the expected term of the option. Under the "fair value" method, compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. Although there is no uniform or conventional methodology mandated for computing "fair value", recent pressure by investors has led approximately 176 companies to publicly announce their plans to adopt the "fair value" method.         ISS supports the general principle motivating this non-binding proposal. In the wake of financial reporting problems and excessive executive compensation at companies like Enron Corp., Worldcom Inc., and Tyco International Ltd., we agree with the growing investor consensus that companies should expense the costs associated with stock options in order to increase the accuracy of their financial statements. Although companies can choose to expense options, the Financial Accounting Standards Board (FASB) does not require it. Since the expensing of options lowers earnings, most companies have elected not to do so. Instead, most companies have opted to disclose option values only in the footnotes to their annual reports.         In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

	4	Report on Privatization	Against	Against			ShrHoldr

05/21/04 - A	Time Warner Inc *TWX*		887317105		03/23/04		30,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Adopt China Principles	Against	Against			ShrHoldr
	4	Report on Pay Disparity	Against	Against			ShrHoldr

05/25/04 - A	Bank One Corp.		06423A103		04/02/04		6,500
	1	Approve Merger Agreement	For	For			Mgmt
	2	Elect Directors	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/26/04 - A	Bank of America Corp. *BAC*		060505104		04/07/04		10,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Change Date of Annual Meeting	Against	Against			ShrHoldr
	4	Adopt Nomination Procedures for the Board	Against	Against			ShrHoldr
	5	Charitable Contributions	Against	Against			ShrHoldr
	6	Establish Independent Committee to Review Mutual Fund Policy	Against	Against			ShrHoldr
	7	Adopt Standards Regarding Privacy and Information Security	Against	Against			ShrHoldr

05/26/04 - A	Exxon Mobil Corp. *XOM*		30231G102		04/05/04		18,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Non-Employee Director Restricted Stock Plan	For	For			Mgmt
	4	Affirm Political Nonpartisanship	Against	Against			ShrHoldr
	5	Report on Political Contributions/Activities	Against	Against			ShrHoldr
	6	Report on Equatorial Guinea	Against	Against			ShrHoldr
	7	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	8	Prohibit Awards to Executives	Against	Against			ShrHoldr
	9	Report on Stock Option Distribution by Race and Gender	Against	Against			ShrHoldr
	10	Amend EEO Statement to Include Reference to Sexual Orientation	Against	For			ShrHoldr

ISS generally believes that companies should have policies in place to prevent workplace discrimination, as instances of discrimination can be costly to companies in the form of high turnover, fines, and litigation. Workplace discrimination can result in real costs to corporations, and therefore can impact shareholder value. Studies have indicated that workforce diversity strategies can have a positive impact on company performance through enhanced corporate performance, reduced turnover, increased job satisfaction and employee morale, decreased vulnerability to legal challenges, and enhanced reputation. In light of potential costs and legal implications arising from discrimination, the high number of companies with policies referencing sexual orientation, and the low costs involved in amending EEO policies, ISS believes that requests to amend EEO policies to specifically reference sexual orientation are generally supportable, unless a company can demonstrate that the change would result in significant costs to the company. In this case, we note that the company has had substantial controversy surrounding its adoption of its current EEO policy over the policies of its predecessor, Mobil. Exxon Mobil does have existing programs and policies that demonstrate the company's stance on discrimination on the basis of sexual orientation, but those policies have failed to alleviate the negative publicity and controversy surrounding this issue. Furthermore, the company has not identified any resulting costs to the company of including such a reference in its EEO policy. A significant number of the company's peers do include such language in their EEO statements. By not referencing sexual orientation in the post-merger company's EEO statement, it appears that the company has created unnecessary controversy. While we recognize that the company has gone to great lengths to discuss its existing prohibition on discrimination on the basis of sexual orientation in certain company publications, it would appear that the enduring controversy could be easily resolved by adding that language back into its EEO statement. Given the fact that company's competitors reference sexual orientation discrimination in their EEO statements and the fact that Mobil did explicitly bar this type of discrimination in its EEO statement prior to the merger with Exxon, we believe that the company should amend its EEO to explicitly prohibit discrimination based on sexual orientation.

	11	Report on Climate Change Research	Against	Against			ShrHoldr

05/27/04 - A	Home Depot, Inc. (The) *HD*		437076102		03/29/04		20,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Gregory D. Brenneman --- For
	1.2	Elect Director Richard H. Brown --- For
	1.3	Elect Director John L. Clendenin --- For
	1.4	Elect Director Berry R. Cox --- For
	1.5	Elect Director Claudio X. Gonzalez --- Withhold
	1.6	Elect Director Milledge A. Hart, III --- For
	1.7	Elect Director Bonnie G. Hill --- For
	1.8	Elect Director Kenneth G. Langone --- For
	1.9	Elect Director Robert L. Nardelli --- For
	1.10	Elect Director Roger S. Penske --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Establish Term Limits for Directors	Against	Against			ShrHoldr
	4	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For			ShrHoldr
ISS Conclusion: Because the company does not have a policy that puts any future pill to a shareholder vote, we recommend that shareholders support this proposal.
	5	Performance- Based/Indexed Options	Against	For			ShrHoldr

ISS Conclusion:        Because ISS supports pay for performance, and because the grants of restricted stock (other than those granted under the LTIP) are not based on specific performance hurdles, we believe the proposal warrants shareholder support.

	6	Adopt ILO Based Code of Conduct	Against	Against			ShrHoldr
	7	Submit Severance Agreement (Change-in-Control) to Shareholder Vote	Against	For			ShrHoldr

ISS Conclusion:        We support the shareholder proposal as it relates to ex post facto ratification of golden parachutes and severance plans, and therefore recommend that shareholders vote to approve this proposal.

	8	Require Affirmative Vote of the Majority of the Shares to Elect Directors	Against	Against			ShrHoldr

06/08/04 - A	Prudential Financial Inc *PRU*		744320102		04/12/04		12,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Cease Charitable Contributions	Against	Against			ShrHoldr
	4	Declassify the Board of Directors	Against	For			ShrHoldr

The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. A classified board can entrench management and effectively preclude most takeover bids or proxy contests. Board classification forces dissidents and would-be acquirers to negotiate with the incumbent board, which has the authority to decide on offers without a shareholder vote.

06/11/04 - A	BEA Systems, Inc. *BEAS*		073325102		04/30/04		24,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Dean O. Morton --- Withhold

We recommend a vote FOR George Reyes but WITHHOLD votes from independent outsider Dean O. Morton. We recommend that shareholders WITHHOLD votes from Audit Committee member Dean O. Morton for paying excessive non-audit fees.

	1.2	Elect Director George Reyes --- For
	2	Ratify Auditors	For	Against			Mgmt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By (Signature and Title)* /s/ Jacqui Brownfield, Treasurer

Date 8/25/04

* Print the name and title of each signing officer under his or her signature.